UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-8672

Exact name of registrant as specified in charter:  USAA LIFE INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2004




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA LIFE INVESTMENT TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2004


  [LOGO OF USAA]
     USAA(R)

  USAA LIFE INSURANCE COMPANY
  VARIABLE ANNUITY AND
  VARIABLE UNIVERSAL LIFE
================================================================================
  SEMIANNUAL REPORTS FOR THE
  UNDERLYING FUNDS

  JUNE 30, 2004

TABLE OF CONTENTS
================================================================================

USAA LIFE INVESTMENT TRUST

  President's Message...................................................   A-1

  Market Conditions and Outlook.........................................   A-2

  USAA Life Funds Overviews.............................................   A-6

  Portfolios of Investments.............................................  A-17

  Notes to Portfolios of Investments....................................  A-29

  Statements of Assets and Liabilities..................................  A-30

  Statements of Operations..............................................  A-31

  Statements of Changes in Net Assets...................................  A-32

  Notes to Financial Statements.........................................  A-34

VANGUARD(R) VARIABLE INSURANCE FUND

  How To Read This Report...............................................   B-2

  The People Who Govern Your Fund.......................................   B-3

  Market Perspectives...................................................   B-4

MONEY MARKET PORTFOLIO

  Money Market Portfolio................................................   B-5

  Portfolio Profile.....................................................   B-6

  Performance Summary...................................................   B-7

  About Your Portfolio's Expenses.......................................   B-8

  Financial Statements..................................................   B-9

  Statement of Operations...............................................  B-13

  Statement of Changes in Net Assets....................................  B-13

  Financial Highlights..................................................  B-14

  Notes to Financial Statements.........................................  B-14

HIGH YIELD BOND PORTFOLIO

  High Yield Bond Portfolio.............................................  B-15

  Report from the Adviser...............................................  B-16

  Portfolio Profile.....................................................  B-18

  Performance Summary...................................................  B-19

  About Your Portfolio's Expenses.......................................  B-20

  Financial Statements..................................................  B-21

  Statement of Operations...............................................  B-28

  Statement of Changes in Net Assets....................................  B-28

  Financial Highlights..................................................  B-29

  Notes to Financial Statements.........................................  B-29

                                      -----

TABLE OF CONTENTS
================================================================================

DIVERSIFIED VALUE PORTFOLIO

  Diversified Value Portfolio...........................................  B-31

  Report from the Adviser...............................................  B-32

  Portfolio Profile.....................................................  B-33

  Performance Summary...................................................  B-34

  About Your Portfolio's Expenses.......................................  B-35

  Financial Statements..................................................  B-36

  Statement of Operations...............................................  B-38

  Statement of Changes in Net Assets....................................  B-38

  Financial Highlights..................................................  B-39

  Notes to Financial Statements.........................................  B-40

EQUITY INDEX PORTFOLIO

  Equity Index Portfolio................................................  B-41

  Portfolio Profile.....................................................  B-42

  Performance Summary...................................................  B-43

  About Your Portfolio's Expenses.......................................  B-44

  Financial Statements..................................................  B-45

  Statement of Operations...............................................  B-50

  Statement of Changes in Net Assets....................................  B-50

  Financial Highlights..................................................  B-51

  Notes to Financial Statements.........................................  B-51

MID-CAP INDEX PORTFOLIO

  Mid-Cap Index Portfolio...............................................  B-53

  Portfolio Profile.....................................................  B-54

  Performance Summary...................................................  B-55

  About Your Portfolio's Expenses.......................................  B-56

  Financial Statements..................................................  B-57

  Statement of Operations...............................................  B-62

  Statements of Changes to Net Assets...................................  B-62

  Financial Highlights..................................................  B-63

  Notes to Financial Statements.........................................  B-63

SMALL COMPANY GROWTH PORTFOLIO

  Small Company Growth Portfolio........................................  B-65

  Report from the Adviser...............................................  B-66

  Portfolio Profile.....................................................  B-68

  Performance Summary...................................................  B-69

  About Your Portfolio's Expenses.......................................  B-70

  Financial Statements..................................................  B-71

                                      -----

TABLE OF CONTENTS
================================================================================


  Statement of Operations...............................................  B-77

  Statement of Changes in Net Assets....................................  B-77

  Financial Highlights..................................................  B-78

  Notes to Financial Statements.........................................  B-78

INTERNATIONAL PORTFOLIO

  International Portfolio...............................................  B-80

  Report from the Adviser...............................................  B-81

  Portfolio Profile.....................................................  B-82

  Performance Summary...................................................  B-83

  About Your Portfolio's Expenses.......................................  B-84

  Financial Statements..................................................  B-85

  Statement of Operations...............................................  B-88

  Statement of Changes in Net Assets....................................  B-88

  Financial Highlights..................................................  B-89

  Notes to Financial Statements.........................................  B-89

REIT INDEX PORTFOLIO

  REIT Index Portfolio..................................................  B-92

  Portfolio Profile.....................................................  B-93

  Performance Summary...................................................  B-94

  About Your Portfolio's Expenses.......................................  B-95

  Financial Statements..................................................  B-96

  Statement of Operations...............................................  B-98

  Statement of Changes in Net Assets....................................  B-98

  Financial Highlights..................................................  B-99

  Notes to Financial Statements.........................................  B-99

FIDELITY(R) VARIABLE INSURANCE PRODUCT

CONTRAFUND(R) PORTFOLIO - INITIAL CLASS

  Investment Summary....................................................   C-3

  Investments...........................................................   C-4

  Financial Statements..................................................  C-12

  Notes.................................................................  C-16

DYNAMIC CAP APPRECIATION PORTFOLIO - INITIAL CLASS

  Investment Summary....................................................  C-23

  Investments...........................................................  C-24

  Financial Statements..................................................  C-27

  Notes.................................................................  C-31

                                      -----

TABLE OF CONTENTS
================================================================================

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF USAA LIFE INSURANCE COMPANY'S VARIABLE PRODUCTS CAREFULLY BEFORE SENDING MONEY. CONTACT US FOR A CONTRACT PROSPECTUS AND UNDERLYING FUND PROSPECTUSES (PROSPECTUS) CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS. READ THEM CAREFULLY BEFORE SENDING MONEY. VARIABLE PRODUCTS ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

THIS REPORT IS FOR USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE CONTRACT OWNERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS FOR EITHER PRODUCT.

THIS REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH INCLUDES COMPLETE INFORMATION. USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE POLICY ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

THE VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS ALSO KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE.

NOT ALL USAA LIFE INSURANCE COMPANY PRODUCTS ARE AVAILABLE IN ALL STATES.

FOR VARIABLE ANNUITY ONLY: A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59 1/2. MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN.

EQUITY-INCOME PORTFOLIO - INITIAL CLASS

  Investment Summary....................................................  C-37

  Investments...........................................................  C-38

  Financial Statements..................................................  C-43

  Notes.................................................................  C-47

SCUDDER VARIABLE SERIES I (VSI)

CAPITAL GROWTH PORTFOLIO

  Management Summary....................................................   D-2

  Investment Portfolio..................................................   D-3

  Financial Statements..................................................   D-5

  Financial Highlights..................................................   D-7

  Notes to Financial Statements.........................................   D-8

THE ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO - CLASS O

  Letter to Our Shareholders............................................   E-2

  Schedule of Investments...............................................   E-3

  Financial Highlights..................................................   E-5

  Statement of Assets and Liabilities...................................   E-7

  Statement of Operations...............................................   E-8

  Statements of Changes in Net Assets...................................   E-9

  Notes to Financial Statements.........................................  E-10

                                      -----

  [LOGO OF USAA]
     USAA(R)
                                                                     USAA LIFE
                                                              INVESTMENT TRUST
================================================================================
                                                             SEMIANNUAL REPORT
                                                                 JUNE 30, 2004

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


" FIRST-QUARTER EARNINGS WERE STRONG. . . . SECOND-QUARTER EARNINGS SHOULD
CONTINUE TO IMPRESS. "


     The U.S. economy continues to improve. The country has seen job growth for ten consecutive months. The gross domestic product (GDP) is also growing at a healthy pace - up 3.9% during the first quarter - and I expect the economy to be reasonably strong throughout 2004. First-quarter earnings were strong, exceeding expectations by a record number. Second-quarter earnings continue to impress.

     Despite the good news, the financial markets have been volatile and nervous. The primary concerns are the price of oil, Iraq, the pending presidential election, inflation, and rising interest rates. In the case of oil, demand is outstripping supply, with buyers now paying a "terrorist premium." A disruption in oil production would make oil prices spike, and if oil costs more than $40 a barrel, the price increase could wipe out about one-half percent of world GDP.

     Iraq is likely to remain a difficult situation for years to come as democracy in the Middle East strives to take root. And while markets tend to perform fairly well during presidential elections--perhaps an expression of voters' optimism - no one knows quite what to expect this time around.

     On the inflation front, our expectation is that inflation will remain moderate and under control, even though the price of oil and some foods may rise. Although the Federal Reserve Board (the Fed) recently raised short-term interest rates, we believe any further rate increases in the near future will occur at a "measured pace." If inflation does rise above the level expected, the Fed is likely to move more quickly and aggressively in an effort to combat long-term inflation.

     Going forward, we expect stock prices to end the year higher than they are now. Short-term interest rates should rise, making money market funds a more attractive choice for people holding cash. Longer-term investors will feel the initial pinch of rate increases, but should be rewarded in time with the potential for higher yields and the compounding of interest payments.

     Regardless of what occurs in the coming months, we remain committed to helping you with your investment goals.

     On behalf of everyone at USAA, thank you for your business.

                                        Sincerely,

                                        /s/ Christopher W. Claus

                                        Christopher W. Claus
                                        President and Vice Chairman of the Board
                                        USAA Investment Management Company

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF USAA LIFE INSURANCE COMPANY'S VARIABLE PRODUCTS CAREFULLY BEFORE SENDING MONEY. CONTACT US FOR A CONTRACT PROSPECTUS AND UNDERLYING FUND PROSPECTUSES CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS. READ THEM CAREFULLY BEFORE SENDING MONEY. VARIABLE PRODUCTS ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

STOCKS - In the first half of 2004, the biggest question mark about the U.S. economic recovery revolved around jobs. In the first quarter, tepid job creation caused many investors to question the sustainability of the recovery. That began to change on April 2, when the March jobs report showed much stronger than expected growth, and was followed by similarly robust reports for April and May. Although the June jobs report came in below expectations, growth was still positive, as is the overall trend that began in September 2003.

Another sign of a healthy economy is continued strength on the corporate earnings front, as operating profits for the S&P 500 grew at an above-average rate of 21.8% over the past year in the latest reported quarter. Along with positive employment trends, economic stimulus coming from deficit spending and low interest rates, and a big jump in consumer confidence, the strong earnings bode well for the possibility of an extended economic recovery.

Despite this good news on the economy, the S&P 500 only managed a modest gain of 3.44% for the period January through June.

                                               YTD TOTAL RETURN %
INDICES                                         THROUGH 6-30-04
----------------------------------------------------------------
S&P 500                                              3.44%
Nasdaq Composite                                     3.32
Russell 1000 (large cap stocks)                      3.33
Russell 1000 Growth                                  2.74
Russell 1000 Value (large cap value)                 3.94
Russell 2000 (small cap stocks)                      6.76
Russell 2000 Growth (small cap growth)               5.68
Russell 2000 Value (small cap value)                 7.83
MSCI EAFE (Europe, Australia & Far East)             4.56
MSCI Emerging Market                                -0.78

Beyond the turmoil in Iraq, high oil prices and the need to digest the strong gains of 2003, there were two major culprits holding the stock market back: expected deceleration in corporate earnings over the next 12 months and fear of higher interest rates.

To be sure, corporate earnings growth is set to slow from the strong recent pace. It is entirely normal, when coming out of a recession, for profit growth to spike upward off of a lower base and drive stock prices dramatically higher. It's difficult, however, to keep up the momentum in terms of earnings growth as the recovery matures and comparisons are made off a higher base. While investors do not like decelerating earnings growth, remember that the stock market is always looking ahead. As long as it can see solid earnings moving forward, and not a rapid decline indicative of recession, earnings should be a positive influence on the market.

As for interest rates, it's important to separate short- and long-term rate increases. For short-term monetary conditions, we look at the Federal Funds rate, as set by the Federal Reserve Board. Looking at data of stock market performance after Fed rate increases since 1917, our conclusion is that INITIAL Fed rate hikes are generally not a problem for the stock market, but MULTIPLE hikes are. As of this writing, we have had only an initial Fed rate hike.

When it comes to long-term interest rates, we've already seen substantial increases, with the yield on the 10-year Treasury rising from a low of 3.13% in June 2003 to a high of 4.87% on June 14, 2004. The concern for stock prices is whether this upward trend will continue. Looking at historical data, we see that, while stocks usually experience below-normal gains during periods of substantial long-term interest rate increases, they usually experience above-normal gains in these periods WHEN STOCKS ARE UNDERVALUED RELATIVE TO INTEREST RATES, as we believe they are now.

A final factor in our analysis of the market is its technical condition, including factors such as investor sentiment, advance/decline trends, new highs, volume, and other internal market data. In our view, the technical condition of the market remains strong. Considering all these factors, we believe that the overall stock market backdrop remains positive.

BONDS - Bonds suffered quick reversals in the first half of 2004, with the positive jobs report on April 2 forming a clear point of demarcation. Until then, bonds had rallied as the lack of strong job growth indicated that the economic recovery might be less robust than expected. The April 2 report, and similarly strong readings in the next two months, dramatically changed expectations on the economy, inflation and interest rates. As is often the case, good news on the economy proved to be bad news for bonds, and the second quarter will go down as one of the worst for the bond market.

For the first half of 2004 as a whole, the Lehman Brothers U.S. Aggregate Bond Index eked out a meager and disappointing 0.15% total return. Among investment-grade bonds, defensive sectors such as TIPS (Treasury inflation-protected securities) and mortgage-backed securities performed best. High-yield bonds, which are not investment-grade, also turned in positive returns, as they tend to be less sensitive to interest rates than investment-grade bonds.

                                      -----

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

                                               YTD TOTAL RETURN %
LEHMAN INDICES                                  THROUGH 6-30-04
----------------------------------------------------------------
U.S. Aggregate                                        0.15%
U.S. Treasury                                        -0.20
U.S. TIPS                                             1.88
Mortgage-Backed Securities                            0.77
U.S. Investment-Grade Corporate                      -0.26
    Aaa-rated                                        -0.23
    Aa-rated                                         -0.33
    A-rated                                          -0.27
    Baa-rated                                        -0.27
U.S. High-Yield Corporate                             1.36

Source: Lehman

In line with the changing expectations, the yield on the 10-year U.S. Treasury bond was volatile. It began the year at 4.2% and dropped to 3.7% in mid-March as the recovery appeared to be faltering. It then rose as high as 4.9% in the wake of the April jobs report before ending the period at 4.6%.

               TREASURY YIELD CURVE

         [CHART OF TREASURY YIELD CURVE]

           12/31/2003    6/30/2004      CHANGE
 3 MONTH      0.917        1.261        0.3441
 6 MONTH      1.012        1.635        0.6239
 2 YEAR       1.819        2.677        0.8583
 3 YEAR       2.302        3.073        0.7708
 5 YEAR       3.247        3.766        0.5188
10 YEAR       4.246        4.581        0.3351
30 YEAR       5.073        5.288        0.2149

                  [END CHART]

Source: Bloomberg

Inflation fears also weighed on the bond market. In addition to increases in actual reported inflation, the bond market was spooked by high commodity prices, particularly oil, and by the expectations that these increases would raise prices along the manufacturing chain.

Of course, as always, the Fed played a key role. The combination of potentially higher inflation and the stronger economy indicated by the spring jobs reports led investors to assume that the Fed would begin raising the historically low Federal Funds rate.

The Fed did indeed move on June 30th, raising the Federal Funds rate to 1.25% and signaling that future increases are on the horizon. It's important to remember that Fed policy has its greatest influence on short-term rates. Longer-term rates are set by the bond market and, as noted above, these had already increased on the expectation of Fed actions.

A key question moving forward for the bond market centers on whether the Fed will take a measured, step-by-step approach to raising rates, or if additional strength in jobs, inflation and other economic data will lead to sharper, quicker rate increases. The market has already priced in a measured approach.

It's important to recognize that today's higher yields come with a silver lining, that is, the rise in yields has created better opportunities to invest in bonds than at any time over the past two years. Rising rates allow bond investors to reinvest at higher, more attractive rates.

With the impact of easy monetary (interest rates) and fiscal (tax rebates) policy now behind us, the bond market will focus on economic data to determine the sustainability of the recovery. In the last two years, the recovery has faltered on several occasions, leading to big reversals in bond yields and prices. One thing we can be sure of is the difficulty of timing markets. The best strategy for individual investors is to maintain a diversified asset allocation that includes a selection of stocks and bonds based on one's own objectives, resources and risk tolerance.

     U.S. TREASURY BOND YIELD

[CHART OF U.S. TREASURY BOND YIELD]

   DATE
12/31/2003              4.248
  1/1/2004              4.247
  1/2/2004              4.381
  1/5/2004              4.379
  1/6/2004              4.273
  1/7/2004              4.244
  1/8/2004              4.257
  1/9/2004              4.082
 1/12/2004              4.088
 1/13/2004              4.013
 1/14/2004              3.996
 1/15/2004              3.971
 1/16/2004              4.032
 1/19/2004              4.032
 1/20/2004              4.057
 1/21/2004               4.02
 1/22/2004              3.955
 1/23/2004              4.074
 1/26/2004              4.132
 1/27/2004              4.076
 1/28/2004               4.19
 1/29/2004              4.175
 1/30/2004              4.134
  2/2/2004              4.147
  2/3/2004              4.099
  2/4/2004              4.114
  2/5/2004              4.169
  2/6/2004              4.079
  2/9/2004              4.054
 2/10/2004              4.114
 2/11/2004              4.033
 2/12/2004              4.046
 2/13/2004              4.042
 2/16/2004              4.042
 2/17/2004               4.04
 2/18/2004               4.05
 2/19/2004              4.033
 2/20/2004              4.098
 2/23/2004              4.038
 2/24/2004              4.025
 2/25/2004              4.009
 2/26/2004              4.036
 2/27/2004              3.973
  3/1/2004              3.975
  3/2/2004              4.044
  3/3/2004              4.052
  3/4/2004              4.017
  3/5/2004              3.851
  3/8/2004               3.77
  3/9/2004              3.723
 3/10/2004               3.73
 3/11/2004                3.7
 3/12/2004              3.779
 3/15/2004              3.764
 3/16/2004              3.681
 3/17/2004              3.713
 3/18/2004              3.756
 3/19/2004              3.773
 3/22/2004              3.715
 3/23/2004              3.692
 3/24/2004              3.709
 3/25/2004              3.739
 3/26/2004              3.831
 3/29/2004               3.89
 3/30/2004              3.896
 3/31/2004              3.837
  4/1/2004               3.88
  4/2/2004              4.145
  4/5/2004              4.208
  4/6/2004              4.149
  4/7/2004              4.159
  4/8/2004              4.193
  4/9/2004              4.193
 4/12/2004               4.23
 4/13/2004              4.354
 4/14/2004              4.366
 4/15/2004              4.402
 4/16/2004               4.34
 4/19/2004              4.387
 4/20/2004              4.459
 4/21/2004              4.425
 4/22/2004              4.383
 4/23/2004               4.46
 4/26/2004              4.436
 4/27/2004              4.385
 4/28/2004              4.499
 4/29/2004              4.538
 4/30/2004              4.507
  5/3/2004              4.501
  5/4/2004              4.567
  5/5/2004              4.581
  5/6/2004                4.6
  5/7/2004              4.773
 5/10/2004              4.794
 5/11/2004              4.748
 5/12/2004              4.807
 5/13/2004              4.854
 5/14/2004               4.77
 5/17/2004              4.691
 5/18/2004              4.736
 5/19/2004              4.774
 5/20/2004              4.702
 5/21/2004              4.758
 5/24/2004              4.734
 5/25/2004              4.722
 5/26/2004              4.657
 5/27/2004              4.602
 5/28/2004              4.649
 5/31/2004              4.649
  6/1/2004              4.702
  6/2/2004               4.74
  6/3/2004              4.712
  6/4/2004              4.774
  6/7/2004              4.762
  6/8/2004              4.764
  6/9/2004              4.807
 6/10/2004              4.795
 6/11/2004              4.801
 6/14/2004              4.872
 6/15/2004              4.678
 6/16/2004              4.724
 6/17/2004               4.68
 6/18/2004              4.712
 6/21/2004              4.686
 6/22/2004              4.719
 6/23/2004              4.698
 6/24/2004              4.646
 6/25/2004              4.648
 6/28/2004              4.737
 6/29/2004              4.688
 6/30/2004              4.583

           [END CHART]

Source: Bloomberg

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      -----

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

THE S&P 500 Index IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

THE NASDAQ COMPOSITE IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES ON THE NASDAQ STOCK MARKET.

THE RUSSELL 1000 INDEX (LARGE-CAP STOCKS) MEASURES STOCK PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000 VALUE INDEX (LARGE-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 INDEX (SMALL-CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 2000 GROWTH INDEX (SMALL-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 VALUE INDEX (SMALL-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)-EAFE INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKET INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN U.S. TREASURY INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX AND INCLUDES OBLIGATIONS OF THE U.S. TREASURY THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. TIPS INDEX INCLUDES U.S. TREASURY INFLATION-PROTECTED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX AND COVERS THE MORTGAGE-BACKED PASS-THROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA) AND FREDDIE MAC (FHLMC), HAVING REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. INVESTMENT-GRADE INDEX INCLUDES BONDS ISSUED BY CORPORATIONS AND YANKEE ISSUES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS HIGH-YIELD CORPORATE INDEX COVERS THE UNIVERSE OF FIXED-RATE, NON-INVESTMENT-GRADE DEBTS THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                      -----

                  THIS PAGE LEFT BLANK INTENTIONALLY

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
  JUNE 30, 2004                    AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN THE COMMON STOCKS OF LARGE COMPANIES THAT ARE SELECTED FOR THEIR ATTRACTIVE GROWTH POTENTIAL.

          COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS

    [CHART OF COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS]

                                                         LIPPER VARIABLE
                           USAA LIFE AGGRESSIVE         ANNUITY LARGE-CAP            RUSSELL 1000(R)
                               GROWTH FUND            GROWTH FUNDS AVERAGE*           GROWTH INDEX
  5/1/1997                     $10000.00                   $10000.00                   $10000.00
 5/31/1997                      10670.00                    10666.48                    10721.66
 6/30/1997                      11160.00                    11093.87                    11150.75
 7/31/1997                      12060.00                    12124.78                    12136.95
 8/31/1997                      12330.00                    11591.60                    11426.56
 9/30/1997                      13530.00                    12237.91                    11988.86
10/31/1997                      12640.00                    11779.67                    11545.74
11/30/1997                      12120.00                    12003.13                    12036.14
12/31/1997                      11825.50                    12136.23                    12170.98
 1/31/1998                      11855.90                    12340.94                    12534.92
 2/28/1998                      13169.80                    13338.79                    13477.82
 3/31/1998                      13624.60                    13963.04                    14015.10
 4/30/1998                      13877.30                    14180.72                    14209.04
 5/31/1998                      12947.20                    13827.36                    13805.85
 6/30/1998                      13531.00                    14616.31                    14651.40
 7/31/1998                      12598.90                    14519.10                    14554.42
 8/31/1998                       9567.00                    12070.00                    12370.15
 9/30/1998                      10652.70                    12936.71                    13320.39
10/31/1998                      11472.20                    13787.46                    14390.97
11/30/1998                      12629.60                    14728.05                    15485.63
12/31/1998                      14207.00                    16302.15                    16881.96
 1/31/1999                      15743.50                    17357.39                    17873.24
 2/28/1999                      14319.70                    16661.31                    17056.73
 3/31/1999                      15477.20                    17678.54                    17955.04
 4/30/1999                      16368.30                    17902.10                    17978.00
 5/31/1999                      16063.10                    17338.15                    17425.49
 6/30/1999                      17980.80                    18588.84                    18646.05
 7/31/1999                      18176.70                    18030.13                    18053.46
 8/31/1999                      18156.10                    18012.20                    18348.44
 9/30/1999                      18238.60                    18009.34                    17962.99
10/31/1999                      19465.50                    19331.96                    19319.52
11/30/1999                      22187.30                    20491.84                    20361.88
12/31/1999                      27609.80                    23058.35                    22479.68
 1/31/2000                      28260.60                    22361.62                    21425.64
 2/29/2000                      35651.20                    24102.46                    22473.04
 3/31/2000                      30919.00                    25226.86                    24081.57
 4/30/2000                      25922.10                    23651.99                    22935.66
 5/31/2000                      23249.50                    22250.88                    21780.71
 6/30/2000                      29089.60                    23783.04                    23431.42
 7/31/2000                      28047.90                    23233.07                    22454.62
 8/31/2000                      32092.70                    25262.53                    24487.74
 9/30/2000                      31006.70                    23496.30                    22171.33
10/31/2000                      27593.60                    22362.63                    21122.23
11/30/2000                      21797.80                    19302.26                    18008.67
12/31/2000                      23348.40                    19403.28                    17438.85
 1/31/2001                      23777.60                    19989.40                    18643.62
 2/28/2001                      20038.70                    17129.60                    15478.46
 3/31/2001                      16875.90                    15470.14                    13794.13
 4/30/2001                      19632.10                    17214.36                    15538.71
 5/31/2001                      20147.80                    17125.04                    15310.03
 6/30/2001                      20464.20                    16555.96                    14955.47
 7/31/2001                      18916.10                    15895.91                    14581.70
 8/31/2001                      17221.10                    14578.83                    13389.28
 9/30/2001                      14769.00                    13151.04                    12052.48
10/31/2001                      15853.80                    13680.18                    12684.81
11/30/2001                      17379.30                    14907.68                    13903.38
12/31/2001                      17876.50                    15013.56                    13877.25
 1/31/2002                      17029.00                    14549.72                    13632.09
 2/28/2002                      15876.40                    13899.98                    13066.37
 3/31/2002                      17051.60                    14511.93                    13518.31
 4/30/2002                      16384.90                    13515.05                    12415.01
 5/31/2002                      15729.50                    13229.54                    12114.66
 6/30/2002                      14418.70                    12150.03                    10993.99
 7/31/2002                      12983.70                    11147.44                    10389.60
 8/31/2002                      13040.20                    11211.68                    10420.65
 9/30/2002                      12622.10                    10205.75                     9339.73
10/31/2002                      13017.60                    11016.15                    10196.48
11/30/2002                      12983.70                    11491.69                    10750.30
12/31/2002                      12384.80                    10674.87                    10007.71
 1/31/2003                      12181.40                    10467.94                     9764.88
 2/28/2003                      12079.70                    10370.01                     9720.03
 3/31/2003                      12588.20                    10586.27                     9900.94
 4/30/2003                      13254.90                    11377.02                    10632.98
 5/31/2003                      14079.80                    11945.80                    11163.72
 6/30/2003                      14271.80                    12053.31                    11317.44
 7/31/2003                      14848.10                    12389.18                    11599.06
 8/31/2003                      15175.80                    12699.66                    11887.54
 9/30/2003                      14972.40                    12447.59                    11760.28
10/31/2003                      16045.90                    13193.20                    12420.82
11/30/2003                      15944.20                    13321.25                    12550.86
12/31/2003                      16260.60                    13778.24                    12984.92
 1/31/2004                      16351.00                    14049.52                    13250.10
 2/29/2004                      16599.60                    14108.46                    13334.28
 3/31/2004                      16656.10                    13967.55                    13086.92
 4/30/2004                      16215.40                    13637.79                    12934.79
 5/31/2004                      16373.60                    13944.05                    13175.87
 6/30/2004                      16599.60                    14180.47                    13340.52

                             [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE AGGRESSIVE GROWTH FUND TO THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE AND THE RUSSELL 1000 GROWTH INDEX. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE-CAP GROWTH FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE CALCULATIONS FOR ALL INDEXES ARE BASED ON A STARTING DATE OF MAY 1, 1997, WHEREAS THE CALCULATIONS FOR THE USAA LIFE AGGRESSIVE GROWTH FUND ARE BASED ON A STARTING DATE OF MAY 5, 1997. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

---------------------------------------------------------------------
VARIABLE ANNUITY AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2004
---------------------------------------------------------------------
DECEMBER 31, 2003 TO JUNE 30, 2004                             2.08%*
ONE-YEAR:                                                     16.31%
THREE-YEAR:                                                   -6.74%
FIVE-YEAR:                                                    -1.59%
SINCE INCEPTION MAY 1, 1997:                                   7.33%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE 800-531-5338. The total return measures the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)             JUNE 30, 2004
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2004, the USAA Life Aggressive Growth Fund had a total return of 2.08%. This compares to a total return of 2.56% for the Lipper Variable Annuity Large-Cap Growth Funds Index and 2.74% for the Russell 1000 Growth Index.

PORTFOLIO STRATEGY
After outperforming its peer-group average and the Russell 1000 Growth Index in 2003, the Fund slightly lagged these performance measures in the first half of 2004. Among the major detractors from performance were the Fund's holdings in the retail sector, where Tiffany & Co. and Lowe's Companies, Inc. declined by 18% and 5%, respectively. Diversified financials was another area of weakness, with Merrill Lynch & Co., Inc., Fannie Mae and Goldman Sachs Group, Inc. all lagging the benchmark. The Fund sold Fannie Mae prior to June 30. Other companies detrimental to performance during the period that were sold included Lockheed Martin and Nextel.

Health care equipment and services was a strong area, as Zimmer Holdings, Inc., Boston Scientific Corp. and UnitedHealth Group, Inc. were among the Fund's top performing positions. Genentech, Inc., a biotechnology company, also posted strong returns.

The Fund was underweight in the information technology sector compared to the benchmark, and this proved beneficial, as information technology was among the weaker performing sectors during the period. Stock selection in the sector also had a positive effect on performance, led by QUALCOMM, Inc., which posted a return of approximately 35%.

As of June 30, 2004, the Fund's investment posture was oriented towards health care, information technology, consumer discretionary, financials and industrials. Within these general areas, the Fund tended to favor certain industries while avoiding other areas perceived to have unattractive growth prospects. Retailing, hotels/leisure and homebuilding-related companies comprised a significant portion of the Fund's consumer-related holdings. Positions in industrials were comprised primarily of capital goods companies. Within the financials, holdings were mainly in diversified financial companies; there was little or no exposure to real estate, insurance and banking. The Fund had little or no exposure to the energy, utilities or telecommunications sectors.

On behalf of everyone at USAA, thank you for the privilege of serving you.

-----------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF JUNE 30, 2004
-----------------------------------------------

                                       % of
                                     Net Assets
Health Care Equipment                   9.6%
Communications Equipment                7.9
Biotechnology                           6.8
Industrial Conglomerates                6.5
Managed Health Care                     5.8
Consumer Finance                        5.1
Other Diversified Financial Services    4.2
Investment Banking & Brokerage          4.0
Household Products                      3.3
Semiconductors                          3.2
-----------------------------------------------

-----------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2004
-----------------------------------------------

                                       % of
                                     Net Assets
Genentech, Inc.                         6.8%
UnitedHealth Group, Inc.                5.7
QUALCOMM, Inc.                          5.2
SLM Corp.                               5.1
Citigroup, Inc.                         4.2
General Electric Co.                    4.0
Zimmer Holdings, Inc.                   4.0
Procter & Gamble Co.                    3.3
Caterpillar, Inc.                       3.1
Lowe's Companies, Inc.                  3.1
-----------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
  JUNE 30, 2004                    AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS IN A DIVERSIFIED PROGRAM WITHIN ONE MUTUAL FUND BY ALLOCATING THE FUND'S ASSETS, UNDER NORMAL MARKET CONDITIONS, IN THE FOLLOWING TARGET RANGES: 50-70% FOR EQUITY SECURITIES AND 30-50% FOR DEBT SECURITIES AND MONEY MARKET INSTRUMENTS.

          COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS

    [CHART OF COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS]

                          RUSSELL 3000(R)       USAA LIFE DIVERSIFIED    LIPPER VARIABLE ANNUITY     LEHMAN BROTHERS U.S.
                              INDEX                  ASSETS FUND         BALANCED FUNDS AVERAGE*     AGGREGATE BOND INDEX
  1/1/1995                 $10000.00                 $10000.00                 $10000.00                 $10000.00
 1/31/1995                  10219.11                  10120.00                  10110.74                  10197.90
 2/28/1995                  10636.01                  10330.00                  10397.03                  10440.37
 3/31/1995                  10900.58                  10550.00                  10594.40                  10504.42
 4/30/1995                  11185.58                  10860.00                  10787.72                  10651.15
 5/31/1995                  11591.93                  11240.00                  11149.75                  11063.32
 6/30/1995                  11927.15                  11300.00                  11367.73                  11144.43
 7/31/1995                  12406.09                  11450.00                  11632.59                  11119.54
 8/31/1995                  12516.20                  11640.00                  11721.51                  11253.74
 9/30/1995                  13001.19                  11970.00                  11983.52                  11363.22
10/31/1995                  12888.91                  11890.00                  11951.22                  11511.00
11/30/1995                  13460.55                  12270.00                  12304.99                  11683.49
12/31/1995                  13680.42                  12633.12                  12460.68                  11847.46
 1/31/1996                  14077.50                  12833.81                  12685.45                  11926.13
 2/29/1996                  14285.15                  12844.38                  12723.55                  11718.83
 3/31/1996                  14428.75                  13108.45                  12779.45                  11637.37
 4/30/1996                  14702.34                  13002.82                  12892.32                  11571.92
 5/31/1996                  15078.60                  13150.70                  13062.50                  11548.42
 6/30/1996                  15029.91                  13340.83                  13078.38                  11703.51
 7/31/1996                  14243.12                  13002.82                  12732.46                  11735.54
 8/31/1996                  14675.20                  13192.95                  12969.16                  11715.87
 9/30/1996                  15473.90                  13678.84                  13495.19                  11920.04
10/31/1996                  15756.77                  14059.10                  13730.99                  12184.08
11/30/1996                  16868.21                  14650.62                  14339.25                  12392.78
12/31/1996                  16665.05                  14440.15                  14123.93                  12277.55
 1/31/1997                  17587.26                  14808.13                  14569.70                  12315.15
 2/28/1997                  17606.48                  14964.24                  14543.21                  12345.78
 3/31/1997                  16809.79                  14573.96                  14099.95                  12208.97
 4/30/1997                  17637.80                  14941.93                  14553.22                  12391.74
 5/31/1997                  18842.44                  15616.42                  15186.71                  12508.88
 6/30/1997                  19625.76                  16051.17                  15650.32                  12657.35
 7/31/1997                  21164.32                  16863.45                  16579.62                  12998.68
 8/31/1997                  20305.92                  16337.18                  16056.94                  12887.80
 9/30/1997                  21457.34                  16966.41                  16676.81                  13077.87
10/31/1997                  20736.60                  16783.36                  16398.95                  13267.60
11/30/1997                  21530.56                  17183.79                  16650.91                  13328.69
12/31/1997                  21961.83                  17428.84                  16879.28                  13462.89
 1/31/1998                  22075.65                  17609.39                  17023.56                  13635.73
 2/28/1998                  23654.84                  18319.54                  17715.74                  13625.46
 3/31/1998                  24827.19                  18813.04                  18259.27                  13672.28
 4/30/1998                  25071.30                  18849.15                  18379.25                  13743.65
 5/31/1998                  24452.61                  18817.00                  18249.45                  13874.02
 6/30/1998                  25279.42                  18913.38                  18676.14                  13991.68
 7/31/1998                  24820.42                  18503.79                  18486.54                  14021.44
 8/31/1998                  21018.27                  16973.85                  16845.76                  14249.63
 9/30/1998                  22452.02                  17576.19                  17575.73                  14583.30
10/31/1998                  24156.27                  18142.38                  18209.24                  14506.20
11/30/1998                  25633.71                  18865.19                  18919.84                  14588.53
12/31/1998                  27262.94                  19107.81                  19681.05                  14632.39
 1/31/1999                  28189.12                  19171.21                  20102.01                  14736.82
 2/28/1999                  27190.63                  18981.02                  19513.71                  14479.57
 3/31/1999                  28188.33                  19488.19                  20044.71                  14559.81
 4/30/1999                  29460.70                  20730.77                  20659.58                  14605.93
 5/31/1999                  28900.78                  20608.25                  20303.79                  14478.00
 6/30/1999                  30361.30                  21123.79                  20972.59                  14431.88
 7/31/1999                  29440.68                  20608.25                  20565.59                  14370.43
 8/31/1999                  29105.92                  20309.78                  20318.51                  14363.12
 9/30/1999                  28362.01                  19848.50                  20119.73                  14529.87
10/31/1999                  30141.05                  20255.51                  20759.66                  14583.48
11/30/1999                  30984.59                  20214.81                  21029.68                  14582.44
12/31/1999                  32961.64                  20555.48                  21827.63                  14512.12
 1/31/2000                  31669.50                  20008.88                  21245.00                  14464.60
 2/29/2000                  31963.04                  19478.85                  21308.13                  14639.53
 3/31/2000                  34466.98                  20919.88                  22448.60                  14832.38
 4/30/2000                  33252.36                  20886.76                  21949.82                  14789.91
 5/31/2000                  32318.40                  20918.49                  21595.79                  14783.13
 6/30/2000                  33275.27                  21117.40                  22134.07                  15090.69
 7/31/2000                  32687.13                  20885.34                  22075.30                  15227.67
 8/31/2000                  35111.28                  21465.49                  23072.66                  15448.38
 9/30/2000                  33521.52                  21051.10                  22472.43                  15545.50
10/31/2000                  33044.23                  21216.86                  22337.52                  15648.37
11/30/2000                  29998.49                  21017.95                  21419.59                  15904.24
12/31/2000                  30502.62                  21382.61                  21911.55                  16199.27
 1/31/2001                  31546.07                  23007.03                  22382.59                  16464.18
 2/28/2001                  28663.78                  22542.91                  21407.63                  16607.61
 3/31/2001                  26795.30                  22261.12                  20646.47                  16690.98
 4/30/2001                  28944.15                  23189.36                  21518.56                  16621.71
 5/31/2001                  29176.62                  23791.38                  21679.49                  16721.96
 6/30/2001                  28638.63                  23473.42                  21404.88                  16785.15
 7/31/2001                  28166.64                  23884.90                  21386.66                  17160.42
 8/31/2001                  26503.79                  23529.53                  20743.88                  17356.93
 9/30/2001                  24165.49                  22238.96                  19683.32                  17559.18
10/31/2001                  24727.73                  22650.44                  20118.86                  17926.62
11/30/2001                  26632.33                  23978.42                  20911.27                  17679.46
12/31/2001                  27007.72                  24240.28                  21008.11                  17567.19
 1/31/2002                  26669.05                  23997.13                  20842.24                  17709.40
 2/28/2002                  26123.69                  23660.45                  20697.74                  17881.02
 3/31/2002                  27269.09                  24296.39                  21086.93                  17583.55
 4/30/2002                  25838.44                  23810.09                  20591.38                  17924.53
 5/31/2002                  25539.08                  24070.30                  20552.83                  18076.83
 6/30/2002                  23700.66                  22514.12                  19681.45                  18233.14
 7/31/2002                  21816.38                  21463.19                  18779.96                  18453.15
 8/31/2002                  21919.44                  21645.08                  18925.12                  18764.71
 9/30/2002                  19616.36                  20472.89                  17867.15                  19068.62
10/31/2002                  21178.34                  21180.25                  18525.05                  18981.76
11/30/2002                  22459.87                  22150.34                  19148.15                  18976.72
12/31/2002                  21190.10                  21483.40                  18660.85                  19368.70
 1/31/2003                  20671.59                  21139.83                  18403.79                  19385.23
 2/28/2003                  20331.51                  21119.62                  18317.24                  19653.46
 3/31/2003                  20545.31                  21200.46                  18399.81                  19638.31
 4/30/2003                  22223.00                  22251.39                  19351.61                  19800.36
 5/31/2003                  23564.47                  23279.65                  20198.31                  20169.54
 6/30/2003                  23882.47                  23551.56                  20323.00                  20129.51
 7/31/2003                  24430.33                  23677.05                  20306.10                  19452.77
 8/31/2003                  24971.71                  24032.63                  20652.47                  19581.92
 9/30/2003                  24700.60                  24053.55                  20681.87                  20100.27
10/31/2003                  26195.47                  24994.77                  21323.25                  19912.80
11/30/2003                  26556.28                  25245.76                  21539.72                  19960.50
12/31/2003                  27770.96                  25977.83                  22272.04                  20163.62
 1/31/2004                  28350.29                  26291.57                  22556.30                  20325.85
 2/29/2004                  28732.21                  26647.14                  22833.59                  20545.86
 3/31/2004                  28391.15                  26458.90                  22738.50                  20699.72
 4/30/2004                  27804.13                  25956.91                  22208.45                  20161.19
 5/31/2004                  28208.21                  26138.66                  22341.14                  20080.42
 6/30/2004                  28768.84                  26672.09                  22719.58                  20193.91

                             [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE DIVERSIFIED ASSETS FUND TO THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE AND TWO INDUSTRY INDEXES THAT MOST CLOSELY RESEMBLE THE HOLDINGS OF THIS FUND. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT BALANCED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE 1995 CALCULATIONS FOR ALL INDEXES AND AVERAGES ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE DIVERSIFIED ASSETS FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

---------------------------------------------------------------------
VARIABLE ANNUITY AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2004
---------------------------------------------------------------------
DECEMBER 31, 2003 TO JUNE 30, 2004                             2.67%*
ONE-YEAR:                                                     13.25%
THREE-YEAR:                                                    4.35%
FIVE-YEAR:                                                     4.77%
SINCE INCEPTION JANUARY 5, 1995:                              10.90%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE 800-531-5338. The total return measures the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)             JUNE 30, 2004
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2004, the USAA Life Diversified Assets Fund had a total return of 2.67%. This compares to a total return of 2.07% for the Lipper Variable Annuity Balanced Funds Average, 0.15% for the Lehman Brothers U.S. Aggregate Bond Index, and 3.59% for the Russell 3000 Index.

PORTFOLIO STRATEGY
STOCKS - Strong relative performance was driven by stock selection within the consumer discretionary, financials and information technology sectors. The Fund's sector allocations were positive during the period, as we were overweight the two best-performing sectors in the benchmark, energy and industrials. Among the Fund's individual holdings, Tyco International Ltd. (industrial conglomerates) and Michaels Stores, Inc. (specialty stores) made the largest contributions to absolute performance. Tyco is benefiting as its restructuring effort gains traction and trends improve across business lines. Michaels Stores, an arts and crafts specialty retailer, rose on the strength of improving profit margins.

Partially offsetting these positive results was relatively weaker stock selection within the energy and consumer staples sectors. Intel Corp. (semiconductors) and Wyeth (pharmaceuticals) were among the largest detractors from absolute performance. Intel was a top performer in 2003, but was down amid a sell-off in semi-conductor stocks during the reporting period. Wyeth declined due to ongoing litigation related to its diet drug. Both stocks remained in the portfolio at the end of the reporting period.

With the stimulus-driven phase of the recovery waning, we believe the U.S. economy is transitioning into a slower, but more sustainable, period of economic growth. We expect the economic expansion to continue through 2005, characterized by steady job growth and improving investment spending. The Fund is positioned with a cyclical bias. However, we have gradually shifted the emphasis toward the improving industrial economy and away from consumer stocks due to higher interest rates, increasing energy costs and reduced government stimulus.

BONDS - As the bond market began to price in Fed tightening moves, we kept the Fund's interest rate sensitivity significantly lower than that of the market. This was the principal contributor to performance because bond prices fell as interest rates rose. The Fund's holdings in Treasury inflation-protected securities (TIPS) were among the best-performing securities during the period, as inflation concerns rose with energy prices. We also benefited from holding floating-rate notes, which preserved principal in the rising rate environment. After being a major positive contributor in 2003, the Fund's corporate bonds had little impact on relative performance, but did provide income.

Job growth and other economic indicators are pointing to a strong recovery. The bond market has largely priced in this recovery and a series of Federal Reserve Board rate hikes, leaving yields on longer-term bonds at their highest level in two years. With the impact of easy monetary (interest rate) and fiscal (tax rebates) policy now behind us, the question is whether the economic expansion has enough momentum to sustain itself, especially given the headwinds from higher long-term rates and high energy prices. With more attractive opportunities available than we have seen over the past two years, we will look to make investments that increase the Fund's yield when we feel it's prudent to do so.

Thank you for the privilege of serving you.

                   [PIE CHART OF ASSET ALLOCATION]

ASSET ALLOCATION
AS OF JUNE 30, 2004
------------------------------------------
Stocks                             65.6%
Bonds                              30.1%
Money Market Instruments            3.8%

                             [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

-------------------------------------------
TOP 5 DEBT HOLDINGS
AS OF JUNE 30, 2004
-------------------------------------------

                                    % of
                                 Net Assets
El Paso Electric Co.,
First Mortgage Bond                 2.3%

Imperial Bancorp,
Subordinated Notes                  2.3

Detroit Edison
Securitization Funding, LLC         2.2

Devon Financing Corp.,
ULC, Notes                          2.2

Waste Management, Inc.,
Senior Notes                        2.2
-------------------------------------------

-------------------------------------------
TOP 10 INDUSTRIES*
AS OF JUNE 30, 2004
-------------------------------------------

                                    % of
                                 Net Assets
Pharmaceuticals                     4.8%

Electric Utilities                  3.6

Consumer Finance                    3.4

Industrial Conglomerates            3.3

Oil & Gas Exploration & Production  3.3

Environmental Services              3.2

Metal & Glass Containers            3.2

Communications Equipment            2.9

Diversified Banks                   2.5

Aerospace & Defense                 2.4
-------------------------------------------

-------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2004
-------------------------------------------

                                    % of
                                 Net Assets
Microsoft Corp.                     2.2%

Citigroup, Inc.                     1.9

Bank of America Corp.               1.7

Pfizer, Inc.                        1.7

General Electric Co.                1.6

Time Warner, Inc.                   1.5

American International Group, Inc.  1.3

Exxon Mobil Corp.                   1.3

Pactiv Corp.                        1.1

PepsiCo, Inc.                       1.1
-------------------------------------------

* 6.5% OF THE FUND IS IN U.S. GOVERNMENT INVESTMENTS AS OF JUNE 30, 2004.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDINGS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      -----

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
  JUNE 30, 2004                           AN OVERVIEW
-------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES THAT SHOW THE BEST POTENTIAL FOR TOTAL RETURN THROUGH A COMBINATION OF CAPITAL APPRECIATION AND INCOME.

          COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS

  [CHART OF COMPARISON OF  VARIABLE  ANNUITY  FUND  PERFORMANCE TO  BENCHMARKS]

                             RUSSELL 3000(R)        LIPPER VARIABLE ANNUITY        USAA LIFE GROWTH
                                 INDEX           MULTI-CAP CORE FUNDS AVERAGE*     AND INCOME FUND
  1/1/1995                     $10,000                     $10,000                     $10,000
 1/31/1995                      10,219                      10,003                      10,150
 2/28/1995                      10,636                      10,358                      10,480
 3/31/1995                      10,901                      10,642                      10,720
 4/30/1995                      11,186                      10,897                      11,080
 5/31/1995                      11,592                      11,253                      11,410
 6/30/1995                      11,927                      11,703                      11,650
 7/31/1995                      12,406                      12,255                      11,990
 8/31/1995                      12,516                      12,381                      12,190
 9/30/1995                      13,001                      12,698                      12,530
10/31/1995                      12,889                      12,448                      12,230
11/30/1995                      13,461                      12,887                      12,900
12/31/1995                      13,680                      12,926                      13,172
 1/31/1996                      14,077                      13,210                      13,475
 2/29/1996                      14,285                      13,489                      13,632
 3/31/1996                      14,429                      13,643                      14,124
 4/30/1996                      14,702                      14,004                      14,301
 5/31/1996                      15,079                      14,306                      14,489
 6/30/1996                      15,030                      14,118                      14,500
 7/31/1996                      14,243                      13,374                      13,841
 8/31/1996                      14,675                      13,802                      14,343
 9/30/1996                      15,474                      14,572                      15,033
10/31/1996                      15,757                      14,744                      15,357
11/30/1996                      16,868                      15,717                      16,340
12/31/1996                      16,665                      15,471                      16,351
 1/31/1997                      17,587                      16,250                      17,024
 2/28/1997                      17,606                      16,133                      17,165
 3/31/1997                      16,810                      15,421                      16,676
 4/30/1997                      17,638                      16,064                      17,176
 5/31/1997                      18,842                      17,223                      18,401
 6/30/1997                      19,626                      17,924                      19,111
 7/31/1997                      21,164                      19,410                      20,378
 8/31/1997                      20,306                      18,780                      19,767
 9/30/1997                      21,457                      19,799                      20,640
10/31/1997                      20,737                      18,986                      19,810
11/30/1997                      21,531                      19,380                      20,400
12/31/1997                      21,962                      19,644                      20,671
 1/31/1998                      22,076                      19,722                      20,510
 2/28/1998                      23,655                      21,175                      21,993
 3/31/1998                      24,827                      22,132                      23,132
 4/30/1998                      25,071                      22,393                      23,270
 5/31/1998                      24,453                      21,797                      22,689
 6/30/1998                      25,279                      22,512                      22,700
 7/31/1998                      24,820                      22,085                      21,525
 8/31/1998                      21,018                      18,351                      18,244
 9/30/1998                      22,452                      19,448                      18,838
10/31/1998                      24,156                      20,976                      20,315
11/30/1998                      25,634                      22,162                      21,537
12/31/1998                      27,263                      23,659                      22,103
 1/31/1999                      28,189                      24,575                      22,712
 2/28/1999                      27,191                      23,642                      22,139
 3/31/1999                      28,188                      24,671                      23,223
 4/30/1999                      29,461                      25,755                      24,904
 5/31/1999                      28,901                      25,488                      24,607
 6/30/1999                      30,361                      26,938                      25,780
 7/31/1999                      29,441                      26,263                      24,973
 8/31/1999                      29,106                      25,839                      24,375
 9/30/1999                      28,362                      25,330                      23,543
10/31/1999                      30,141                      26,684                      24,509
11/30/1999                      30,985                      27,715                      24,570
12/31/1999                      32,962                      30,012                      25,346
 1/31/2000                      31,670                      29,048                      24,278
 2/29/2000                      31,963                      30,186                      23,088
 3/31/2000                      34,467                      32,258                      25,697
 4/30/2000                      33,252                      30,840                      25,724
 5/31/2000                      32,318                      29,884                      25,931
 6/30/2000                      33,275                      31,008                      25,836
 7/31/2000                      32,687                      30,437                      25,294
 8/31/2000                      35,111                      32,615                      26,595
 9/30/2000                      33,522                      30,804                      25,606
10/31/2000                      33,044                      30,427                      26,257
11/30/2000                      29,998                      27,639                      25,321
12/31/2000                      30,503                      28,550                      26,284
 1/31/2001                      31,546                      29,521                      26,880
 2/28/2001                      28,664                      27,115                      25,674
 3/31/2001                      26,795                      25,297                      24,576
 4/30/2001                      28,944                      27,411                      26,460
 5/31/2001                      29,177                      27,546                      26,531
 6/30/2001                      28,639                      27,038                      25,807
 7/31/2001                      28,167                      26,496                      25,981
 8/31/2001                      26,504                      24,958                      24,418
 9/30/2001                      24,165                      22,440                      22,377
10/31/2001                      24,728                      23,119                      22,666
11/30/2001                      26,632                      24,859                      24,432
12/31/2001                      27,008                      25,315                      24,736
 1/31/2002                      26,669                      24,829                      24,331
 2/28/2002                      26,124                      24,158                      24,041
 3/31/2002                      27,269                      25,252                      24,780
 4/30/2002                      25,838                      23,974                      23,520
 5/31/2002                      25,539                      23,721                      23,337
 6/30/2002                      23,701                      21,825                      21,603
 7/31/2002                      21,816                      19,911                      20,021
 8/31/2002                      21,919                      19,989                      20,096
 9/30/2002                      19,616                      17,943                      18,046
10/31/2002                      21,178                      19,136                      19,312
11/30/2002                      22,460                      20,432                      20,684
12/31/2002                      21,190                      19,192                      19,417
 1/31/2003                      20,672                      18,759                      18,860
 2/28/2003                      20,332                      18,460                      18,543
 3/31/2003                      20,545                      18,542                      18,664
 4/30/2003                      22,223                      19,985                      20,081
 5/31/2003                      23,564                      21,421                      21,305
 6/30/2003                      23,882                      21,726                      21,736
 7/31/2003                      24,430                      22,250                      22,247
 8/31/2003                      24,972                      22,960                      22,742
 9/30/2003                      24,701                      22,641                      22,407
10/31/2003                      26,195                      24,210                      23,892
11/30/2003                      26,556                      24,642                      24,243
12/31/2003                      27,771                      25,638                      25,250
 1/31/2004                      28,350                      26,226                      25,601
 2/29/2004                      28,732                      26,686                      26,016
 3/31/2004                      28,391                      26,437                      25,649
 4/30/2004                      27,804                      25,689                      25,218
 5/31/2004                      28,208                      26,142                      25,533
 6/30/2004                      28,769                      26,851                      26,274

                             [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE GROWTH AND INCOME FUND TO THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE AND THE RUSSELL 3000 INDEX. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MULTI-CAP CORE FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE 1995 CALCULATIONS FOR ALL INDICES ARE BASED ON A FULL CALENDAR YEAR 1995, WHEREAS THE CALCULATIONS FOR THE USAA LIFE GROWTH AND INCOME FUND ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

---------------------------------------------------------------------
VARIABLE ANNUITY AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2004
---------------------------------------------------------------------
DECEMBER 31, 2003 TO JUNE 30, 2004                             4.06%*
ONE-YEAR:                                                     20.88%
THREE-YEAR:                                                    0.60%
FIVE-YEAR:                                                     0.38%
SINCE INCEPTION JANUARY 5, 1995:                              10.72%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE 800-531-5338. The total return measures the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)             JUNE 30, 2004
-------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2004, the USAA Life Growth and Income Fund had a total return of 4.06%. This compares to a total return of 3.62% for the Lipper Variable Annuity Multi-Cap Core Funds Average and 3.59% for the Russell 3000 Index.

PORTFOLIO STRATEGY
The Fund's strong relative performance was driven by stock selection within the consumer discretionary, financials and information technology sectors. The Fund's sector allocations were positive during the period, as we were overweight in the two best-performing sectors in the benchmark, energy and industrials. Among the Fund's individual holdings, Tyco International Ltd. (industrial conglomerates) and Michaels Stores, Inc. (specialty stores) made the largest contributions to absolute performance. Tyco is benefiting as its restructuring effort gains traction and trends improve across business lines. Michaels Stores, an arts and crafts specialty retailer, rose on the strength of improving profit margins.

Partially offsetting these positive results was relatively weaker stock selection within the energy and consumer staples sectors. Intel Corp. (semiconductors) and Wyeth (pharmaceuticals) were among the largest detractors from absolute performance. Intel was a top performer in 2003, but was down amid a sell-off in semi-conductor stocks during the reporting period. Wyeth declined due to ongoing litigation related to its diet drug. Both stocks remained in the portfolio at the end of the reporting period.

With the stimulus-driven phase of the recovery waning, we believe the U.S. economy is transitioning into a slower, but more sustainable, period of economic growth. We expect the economic expansion to continue through 2005, characterized by steady job growth and improving investment spending. The Fund is positioned with a cyclical bias. However, we have gradually shifted the emphasis toward the improving industrial economy and away from consumer stocks due to higher interest rates, increasing energy costs and reduced government stimulus. We ended the period overweight in the industrials, materials and information technology sectors. We have added to holdings in the energy sector as data continues to support higher average commodity prices due to above-trend demand and relatively tight supply conditions for the longer term. The Fund's underweights at the end of the period included less cyclical sectors, such as telecommunications services and utilities, and financials.

On behalf of everyone at USAA, thank you for the privilege of serving you.

----------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF JUNE 30, 2004
----------------------------------------------

                                      % of
                                    Net Assets
Pharmaceuticals                       7.3%

Industrial Conglomerates              5.0

Communications Equipment              4.4

Diversified Banks                     3.9

Aerospace & Defense                   3.6

Systems Software                      3.5

Other Diversified Financial
Services                              3.4

Integrated Oil & Gas                  3.3

Semiconductors                        3.0

Specialty Stores                      2.6
----------------------------------------------

----------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2004
----------------------------------------------

                                       % of
                                    Net Assets
Microsoft Corp.                       3.5%

Citigroup, Inc.                       2.9

Bank of America Corp.                 2.7

Pfizer, Inc.                          2.6

General Electric Co.                  2.4

Time Warner, Inc.                     2.3

American International Group, Inc.    2.1

Exxon Mobil Corp.                     2.0

PepsiCo, Inc.                         1.7

Tyco International Ltd.               1.6
----------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
-------------------------------------------------------------------------------
  JUNE 30, 2004                   AN OVERVIEW
-------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN U.S. DOLLAR-DENOMINATED DEBT AND INCOME-PRODUCING SECURITIES THAT HAVE BEEN SELECTED FOR THEIR HIGH YIELDS RELATIVE TO THE RISK INVOLVED.

          COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS

    [CHART OF COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS]

                                                                                 LIPPER VARIABLE ANNUITY
                          LEHMAN BROTHERS U.S.             USAA LIFE               CORPORATE DEBT FUNDS
                          AGGREGATE BOND INDEX            INCOME FUND                A-RATED AVERAGE*
  1/1/1995                     $10000.00                   $10000.00                   $10000.00
 1/31/1995                      10197.90                    10290.00                    10171.75
 2/28/1995                      10440.37                    10520.00                    10401.15
 3/31/1995                      10504.42                    10530.00                    10473.98
 4/30/1995                      10651.15                    10700.00                    10618.94
 5/31/1995                      11063.32                    11210.00                    11070.70
 6/30/1995                      11144.43                    11220.00                    11158.90
 7/31/1995                      11119.54                    11200.00                    11110.77
 8/31/1995                      11253.74                    11400.00                    11261.77
 9/30/1995                      11363.22                    11650.00                    11380.60
10/31/1995                      11511.00                    11870.00                    11549.82
11/30/1995                      11683.49                    12100.00                    11735.30
12/31/1995                      11847.46                    12388.66                    11917.37
 1/31/1996                      11926.13                    12454.32                    11977.36
 2/29/1996                      11718.83                    12027.50                    11726.76
 3/31/1996                      11637.37                    11863.34                    11639.74
 4/30/1996                      11571.92                    11688.24                    11559.62
 5/31/1996                      11548.42                    11666.35                    11538.25
 6/30/1996                      11703.51                    11863.34                    11677.43
 7/31/1996                      11735.54                    11830.51                    11707.98
 8/31/1996                      11715.87                    11786.73                    11685.97
 9/30/1996                      11920.04                    12005.61                    11893.37
10/31/1996                      12184.08                    12333.94                    12160.82
11/30/1996                      12392.78                    12585.65                    12387.00
12/31/1996                      12277.55                    12472.26                    12268.92
 1/31/1997                      12315.15                    12519.73                    12299.24
 2/28/1997                      12345.78                    12567.20                    12337.45
 3/31/1997                      12208.97                    12329.86                    12195.88
 4/30/1997                      12391.74                    12496.00                    12362.98
 5/31/1997                      12508.88                    12642.12                    12475.18
 6/30/1997                      12657.35                    12844.48                    12639.33
 7/31/1997                      12998.68                    13225.41                    13013.43
 8/31/1997                      12887.80                    13106.37                    12864.21
 9/30/1997                      13077.87                    13380.17                    13073.39
10/31/1997                      13267.60                    13570.63                    13229.89
11/30/1997                      13328.69                    13725.39                    13279.07
12/31/1997                      13462.89                    13919.15                    13414.86
 1/31/1998                      13635.73                    14109.65                    13577.78
 2/28/1998                      13625.46                    14084.25                    13568.60
 3/31/1998                      13672.28                    14122.35                    13617.04
 4/30/1998                      13743.65                    14173.15                    13686.11
 5/31/1998                      13874.02                    14377.22                    13829.37
 6/30/1998                      13991.68                    14568.23                    13940.62
 7/31/1998                      14021.44                    14606.44                    13954.50
 8/31/1998                      14249.63                    14810.19                    14087.36
 9/30/1998                      14583.30                    15039.41                    14392.84
10/31/1998                      14506.20                    15064.88                    14251.66
11/30/1998                      14588.53                    15141.28                    14391.41
12/31/1998                      14632.39                    15195.79                    14456.13
 1/31/1999                      14736.82                    15279.51                    14569.28
 2/28/1999                      14479.57                    15000.43                    14260.1
 3/31/1999                      14559.81                    15000.43                    14359.47
 4/30/1999                      14605.93                    15014.39                    14405.93
 5/31/1999                      14478.00                    14812.55                    14237.96
 6/30/1999                      14431.88                    14672.67                    14172.73
 7/31/1999                      14370.43                    14560.78                    14120.27
 8/31/1999                      14363.12                    14504.83                    14086.63
 9/30/1999                      14529.87                    14658.69                    14237.88
10/31/1999                      14583.48                    14686.66                    14258.14
11/30/1999                      14582.44                    14630.71                    14273.46
12/31/1999                      14512.12                    14411.84                    14212.49
 1/31/2000                      14464.60                    14396.07                    14169.57
 2/29/2000                      14639.53                    14632.59                    14315.65
 3/31/2000                      14832.38                    14869.11                    14490.23
 4/30/2000                      14789.91                    14806.04                    14386.37
 5/31/2000                      14783.13                    14806.04                    14332.32
 6/30/2000                      15090.69                    15152.93                    14639.04
 7/31/2000                      15227.67                    15373.68                    14765.39
 8/31/2000                      15448.38                    15610.20                    14961.80
 9/30/2000                      15545.50                    15752.11                    15050.09
10/31/2000                      15648.37                    15830.95                    15094.21
11/30/2000                      15904.24                    16051.70                    15315.77
12/31/2000                      16199.27                    16430.13                    15622.68
 1/31/2001                      16464.18                    16729.72                    15906.42
 2/28/2001                      16607.61                    16903.17                    16050.20
 3/31/2001                      16690.98                    17060.84                    16129.39
 4/30/2001                      16621.71                    16997.77                    16047.75
 5/31/2001                      16721.96                    17117.20                    16151.37
 6/30/2001                      16785.15                    17183.61                    16203.52
 7/31/2001                      17160.42                    17631.88                    16573.52
 8/31/2001                      17356.93                    17831.11                    16743.01
 9/30/2001                      17559.18                    18013.74                    16850.22
10/31/2001                      17926.62                    18262.78                    17172.57
11/30/2001                      17679.46                    17847.71                    16961.72
12/31/2001                      17567.19                    17615.28                    16848.21
 1/31/2002                      17709.40                    17764.70                    16963.75
 2/28/2002                      17881.02                    17864.31                    17100.50
 3/31/2002                      17583.55                    17482.46                    16831.80
 4/30/2002                      17924.53                    17665.08                    17108.79
 5/31/2002                      18076.83                    17816.50                    17249.90
 6/30/2002                      18233.14                    17992.90                    17339.16
 7/31/2002                      18453.15                    18045.82                    17491.02
 8/31/2002                      18764.71                    18380.98                    17781.97
 9/30/2002                      19068.62                    18680.86                    18053.15
10/31/2002                      18981.76                    18416.26                    17923.71
11/30/2002                      18976.72                    18592.66                    17964.94
12/31/2002                      19368.70                    19016.02                    18329.17
 1/31/2003                      19385.23                    19086.59                    18359.60
 2/28/2003                      19653.46                    19280.63                    18612.50
 3/31/2003                      19638.31                    19280.63                    18615.65
 4/30/2003                      19800.36                    19457.03                    18820.09
 5/31/2003                      20169.54                    19821.87                    19194.25
 6/30/2003                      20129.51                    19858.68                    19171.97
 7/31/2003                      19452.77                    19104.08                    18544.67
 8/31/2003                      19581.92                    19269.73                    18662.63
 9/30/2003                      20100.27                    19803.46                    19167.34
10/31/2003                      19912.80                    19711.44                    19009.20
11/30/2003                      19960.50                    19785.06                    19075.48
12/31/2003                      20163.62                    19950.70                    19260.45
 1/31/2004                      20325.85                    20116.34                    19414.08
 2/29/2004                      20545.86                    20300.39                    19596.61
 3/31/2004                      20699.72                    20447.63                    19746.42
 4/30/2004                      20161.19                    19858.68                    19258.74
 5/31/2004                      20080.42                    19794.92                    19156.87
 6/30/2004                      20193.91                    19892.43                    19254.43

                             [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE INCOME FUND TO THE BROAD-BASED LEHMAN BROTHERS U.S. AGGREGATE
BOND INDEX AND THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT CORPORATE DEBT A-RATED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE CALCULATIONS FOR THE LEHMAN BROTHERS AND LIPPER INDEXES ARE BASED ON A FULL CALENDAR YEAR IN 1995, WHEREAS THE USAA LIFE INCOME FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

---------------------------------------------------------------------
VARIABLE ANNUITY AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2004
---------------------------------------------------------------------
DECEMBER 31, 2003 TO JUNE 30, 2004                            -0.29%*
ONE-YEAR:                                                      0.17%
THREE-YEAR:                                                    5.00%
FIVE-YEAR:                                                     6.28%
SINCE INCEPTION JANUARY 5, 1995:                               7.52%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE 800-531-5338. The total return measures the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)             JUNE 30, 2004
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2004, the USAA Life Income Fund had a total return of -0.29%. This compares to a total return of -0.11% for the Lipper Variable Annuity Corporate Debt Funds A-Rated Average and 0.15% for the Lehman Brothers U.S. Aggregate Bond Index.

PORTFOLIO STRATEGY
As the bond market began to price in Fed tightening moves, we kept the Fund's interest rate sensitivity lower than that of the market. This proved beneficial because bond prices fell as interest rates rose. With returns from most sectors of the bond market either flat or negative, coupon income from the Fund's bonds helped to offset falling bond prices. Mortgage-backed securities (MBS) added to performance as rising rates helped dampen the prepayment surge that had held back MBS in 2003. The Fund's holdings in Treasury inflation-protected securities
(TIPS) were among the best performing securities during the period, as inflation concerns rose with energy prices.

Our allocation to Real Estate Investment Trust (REIT) preferred stocks was the major detractor from the Fund's performance. Like common stocks, REIT preferred stocks typically do not have a defined maturity date, so their prices fell similar to those of bonds with long maturities as interest rates rose. After having been a major positive contributor in 2003, the Fund's corporate bonds had little impact on relative performance, but did provide income.

Job growth and other economic indicators are pointing to a strong recovery. The bond market has largely priced in this recovery and a series of Fed rate hikes, leaving yields on longer-term bonds at their highest level in two years. With the impact of easy monetary (interest rate) and fiscal (tax rebates) policy now behind us, the question is whether the economic expansion has enough momentum to sustain itself, especially given the headwinds from higher long-term rates and high energy prices. With more attractive opportunities available than we have seen over the past two years, we will look to make investments that increase the Fund's yield when we feel it's prudent to do so. We thank you for the opportunity and privilege of serving you.

---------------------------------------------------------
TOP 10 SECURITIES
AS OF JUNE 30, 2004
---------------------------------------------------------

                                     Coupon       % of
                                      Rate     Net Assets
GNMA, Pool 471357, 2/15/33           5.50%        5.5%

Fannie Mae, Notes, 10/15/07          6.63         5.2

Household Finance Corp., Notes       6.38         4.5

GNMA, Pool 583236, 4/15/32           7.00         4.4

American Airlines, Pass-Through
Certificates, Series 2001-2,
Class A-2, EETC                      7.86         4.2

SLM Corp., MTN,
CPI Floating Rate Note               3.13         4.2

U.S. Treasury Note, 11/15/06         2.63         4.2

Fannie Mae, Pool 254766, 6/1/33      5.00         3.6

Rowan Companies, Inc.,
Title XI, Guaranteed Bond            2.80         3.5

GNMA, Pool 780770, 4/15/28           6.00         3.4
---------------------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                   [PIE CHART OF ASSET ALLOCATION]

ASSET ALLOCATION
AS OF JUNE 30, 2004
------------------------------------------------------------
U.S. Government Agency Issues                          34.7%
Corporate Obligations                                  32.4%
Common and Preferred Stocks                             9.7%
Asset-Backed Securities                                 6.1%
Municipal Bonds                                         4.3%
U.S. Treasury Note                                      4.2%
U.S. Treasury TIPS                                      4.2%
Money Market Instruments                                3.4%
------------------------------------------------------------

                             [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
  JUNE 30, 2004                       AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES OF BOTH FOREIGN (INCLUDING EMERGING MARKETS) AND DOMESTIC ISSUERS.

          COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS

    [CHART OF COMPARISON OF VARIABLE ANNUITY FUND PERFORMANCE TO BENCHMARKS]

                                                                           MORGAN STANLEY CAPITAL  LIPPER VARIABLE ANNUITY
                     LIPPER VARIABLE ANNUITY        USAA LIFE WORLD         INTERNATIONAL, INC.-      GLOBAL CORE FUNDS
                      GLOBAL FUNDS AVERAGE*          GROWTH FUND               WORLD INDEX               AVERAGE(*)
  1/1/1995                 $10000.00                 $10000.00                 $10000.00                 $10000.00
 1/31/1995                   9668.80                   9710.00                   9847.50                   9661.31
 2/28/1995                   9748.20                   9790.00                   9988.67                   9701.93
 3/31/1995                  10010.35                  10160.00                  10467.69                   9979.67
 4/30/1995                  10283.81                  10490.00                  10830.07                  10227.58
 5/31/1995                  10450.95                  10920.00                  10920.27                  10367.75
 6/30/1995                  10576.86                  11150.00                  10914.45                  10439.02
 7/31/1995                  11108.05                  11710.00                  11458.09                  10909.08
 8/31/1995                  11046.82                  11620.00                  11200.36                  10917.70
 9/30/1995                  11229.11                  11770.00                  11524.16                  11085.82
10/31/1995                  11050.16                  11480.00                  11340.24                  10927.27
11/30/1995                  11193.06                  11650.00                  11731.52                  11039.29
12/31/1995                  11503.86                  11955.60                  12072.03                  11308.42
 1/31/1996                  11794.17                  12321.80                  12287.92                  11537.20
 2/29/1996                  11937.36                  12558.70                  12360.23                  11675.84
 3/31/1996                  12156.98                  12849.60                  12563.35                  11852.69
 4/30/1996                  12559.59                  13463.50                  12856.19                  12294.66
 5/31/1996                  12687.96                  13592.70                  12864.73                  12407.44
 6/30/1996                  12741.12                  13614.30                  12927.20                  12376.26
 7/31/1996                  12245.48                  12935.70                  12467.75                  11824.95
 8/31/1996                  12516.47                  13334.20                  12608.46                  12024.38
 9/30/1996                  12890.70                  13668.10                  13099.52                  12432.24
10/31/1996                  12911.86                  13625.10                  13188.37                  12390.61
11/30/1996                  13524.90                  14379.00                  13924.82                  12946.46
12/31/1996                  13575.75                  14481.00                  13699.20                  12925.44
 1/31/1997                  13853.40                  15036.70                  13861.73                  13197.78
 2/28/1997                  13972.18                  15014.00                  14018.57                  13270.60
 3/31/1997                  13827.05                  14866.60                  13738.66                  13038.60
 4/30/1997                  14014.64                  15059.40                  14185.12                  13232.03
 5/31/1997                  14882.02                  15931.90                  15058.09                  14150.21
 6/30/1997                  15523.61                  16666.00                  15806.53                  14715.96
 7/31/1997                  16238.18                  17480.40                  16531.95                  15374.11
 8/31/1997                  15305.57                  16666.00                  15423.44                  14485.22
 9/30/1997                  16259.64                  17652.50                  16258.74                  15274.59
10/31/1997                  15222.31                  16631.60                  15400.40                  14356.36
11/30/1997                  15226.70                  16356.30                  15670.30                  14314.71
12/31/1997                  15405.27                  16520.50                  15858.66                  14499.38
 1/31/1998                  15632.53                  16557.70                  16297.98                  14610.68
 2/28/1998                  16717.66                  17808.50                  17397.80                  15610.70
 3/31/1998                  17545.69                  18836.40                  18129.78                  16412.79
 4/30/1998                  17814.16                  19146.00                  18304.23                  16653.47
 5/31/1998                  17715.94                  18815.00                  18072.10                  16428.53
 6/30/1998                  17838.71                  18765.30                  18498.25                  16532.90
 7/31/1998                  17797.65                  18504.10                  18465.83                  16430.84
 8/31/1998                  15215.45                  15407.70                  16000.59                  14063.34
 9/30/1998                  15213.06                  15320.60                  16280.82                  14230.59
10/31/1998                  16173.99                  16564.20                  17749.82                  14878.95
11/30/1998                  17029.06                  17297.90                  18802.60                  15596.39
12/31/1998                  17966.33                  18414.40                  19718.35                  16530.11
 1/31/1999                  18341.11                  18862.90                  20147.25                  16871.46
 2/28/1999                  17648.36                  18247.80                  19608.45                  16070.17
 3/31/1999                  18252.80                  19067.90                  20422.00                  16504.56
 4/30/1999                  19047.31                  19747.10                  21224.20                  17155.29
 5/31/1999                  18488.01                  19228.00                  20445.78                  16697.84
 6/30/1999                  19585.80                  20344.00                  21396.54                  17633.74
 7/31/1999                  19702.42                  20549.20                  21329.46                  17788.85
 8/31/1999                  19757.43                  20728.80                  21288.65                  17792.16
 9/30/1999                  19757.78                  20420.90                  21079.33                  17812.32
10/31/1999                  20558.47                  21062.30                  22172.14                  18484.70
11/30/1999                  22375.08                  22191.10                  22793.02                  19887.21
12/31/1999                  25233.50                  24109.10                  24635.09                  22477.78
 1/31/2000                  24172.02                  23112.70                  23221.50                  21388.71
 2/29/2000                  26401.94                  24094.00                  23281.34                  23170.31
 3/31/2000                  26712.49                  25120.60                  24887.62                  23588.73
 4/30/2000                  25158.34                  24335.50                  23832.46                  21993.08
 5/31/2000                  24073.90                  23794.80                  23226.26                  20990.30
 6/30/2000                  25265.82                  24832.70                  24005.46                  22127.16
 7/31/2000                  24661.02                  24023.80                  23326.80                  21541.69
 8/31/2000                  25661.14                  24939.50                  24082.70                  22497.30
 9/30/2000                  24197.38                  23321.70                  22799.33                  21429.25
10/31/2000                  23549.25                  22421.20                  22414.53                  20837.00
11/30/2000                  21978.21                  20833.80                  21050.83                  19170.09
12/31/2000                  22626.73                  21616.00                  21388.59                  19728.28
 1/31/2001                  23115.99                  22212.40                  21800.46                  19956.48
 2/28/2001                  21118.54                  19955.70                  19955.65                  18229.14
 3/31/2001                  19544.86                  18295.40                  18641.55                  16911.45
 4/30/2001                  21104.15                  19907.30                  20015.70                  18238.36
 5/31/2001                  20936.75                  19422.80                  19754.87                  18057.15
 6/30/2001                  20316.43                  18825.90                  19133.15                  17510.83
 7/31/2001                  19782.15                  18519.40                  18877.41                  17000.64
 8/31/2001                  18937.23                  17829.20                  17968.53                  16275.00
 9/30/2001                  16904.89                  16070.50                  16382.82                  14671.46
10/31/2001                  17540.55                  16651.40                  16695.65                  15193.80
11/30/2001                  18637.64                  17667.90                  17680.83                  16071.46
12/31/2001                  18967.66                  17914.20                  17790.19                  16319.59
 1/31/2002                  18326.82                  17375.80                  17249.41                  15860.95
 2/28/2002                  18180.66                  17375.80                  17097.70                  15642.33
 3/31/2002                  19141.52                  18273.10                  17885.10                  16490.73
 4/30/2002                  18694.82                  17783.60                  17244.11                  16143.62
 5/31/2002                  18715.27                  17828.50                  17272.86                  16094.83
 6/30/2002                  17625.01                  16799.90                  16221.86                  15153.41
 7/31/2002                  15988.55                  15232.60                  14853.10                  13875.76
 8/31/2002                  16088.17                  15395.80                  14878.46                  13919.89
 9/30/2002                  14480.12                  14204.00                  13240.34                  12736.99
10/31/2002                  15227.92                  15020.30                  14215.94                  13348.37
11/30/2002                  16005.98                  15542.80                  14980.25                  14095.43
12/31/2002                  15281.66                  15164.80                  14252.41                  13536.05
 1/31/2003                  14778.01                  14587.30                  13818.08                  13221.24
 2/28/2003                  14427.77                  14174.70                  13576.25                  12951.68
 3/31/2003                  14333.93                  14240.70                  13531.43                  12972.23
 4/30/2003                  15537.59                  15494.80                  14730.57                  14057.32
 5/31/2003                  16565.17                  16323.20                  15569.24                  14962.43
 6/30/2003                  16898.97                  16504.90                  15836.73                  15271.37
 7/31/2003                  17312.18                  16686.70                  16156.47                  15635.06
 8/31/2003                  17749.62                  16868.40                  16503.55                  16062.43
 9/30/2003                  17862.26                  17066.70                  16602.88                  16134.65
10/31/2003                  18866.99                  17925.80                  17586.46                  16956.54
11/30/2003                  19148.60                  18371.90                  17852.27                  17162.71
12/31/2003                  20323.90                  19479.80                  18970.90                  18134.56
 1/31/2004                  20722.91                  19829.50                  19275.31                  18493.55
 2/29/2004                  21103.22                  20312.30                  19598.08                  18790.70
 3/31/2004                  21097.26                  20245.70                  19468.03                  18766.53
 4/30/2004                  20545.16                  20112.50                  19069.30                  18311.44
 5/31/2004                  20545.48                  20272.90                  19228.42                  18372.80
 6/30/2004                  20915.94                  20706.00                  19638.08                  18748.27

                             [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE WORLD GROWTH FUND TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX, THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE, AND THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE IS THE AVERAGE
PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS, THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES BOTH INSIDE AND OUTSIDE OF THE U.S. CORE FUNDS TYPICALLY HAVE AN AVERAGE PRICE-TO-CASH FLOW RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE COMPARED TO THE S&P/CITIGROUP WORLD BMI.

THE 1995 CALCULATIONS FOR THE MORGAN STANLEY INDEX, THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE, AND THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE WORLD GROWTH FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995, THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

---------------------------------------------------------------------
VARIABLE ANNUITY AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2004
---------------------------------------------------------------------
DECEMBER 31, 2003 TO JUNE 30, 2004                             6.29%*
ONE-YEAR:                                                     25.45%
THREE-YEAR:                                                    3.22%
FIVE-YEAR:                                                     0.35%
SINCE INCEPTION JANUARY 5, 1995:                               7.97%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

REFER TO PAGE 7 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, CALL TOLL-FREE 800-531-5338. The total return measures the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted above would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                             AN OVERVIEW (Continued)           JUNE 30, 2004
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2004, the USAA Life World Growth Fund had a total return of 6.29%. This compares to a total return of 3.52% for the Morgan Stanley Capital International (MSCI) World Index and 3.35% for the Lipper Variable Annuity Global Core Funds Average.

PORTFOLIO STRATEGY
The Fund's strong performance was a result of good stock selection across most industrial sectors, but especially in health care, financial services and consumer staples.

The Fund's largest holding, Reckitt Benckiser plc, a U.K.-based consumer products company, rose 26% in dollar terms over the period. The company once again reported good earnings and sales growth while increasing its dividend and repurchasing shares. Also in consumer staples, PepsiCo., Inc. (U.S.) performed well.

In financial services, SouthTrust Corp. (U.S.) turned in strong performance following the announcement that it would be taken over by Wachovia. The Fund also owned two banks that benefited from their exposure to Eastern Europe, Erste Bank der oesterreichischen Sparkassen AG (Austria) and OTP Bank Ltd. (Hungary). In health care, the strong performance came primarily from U.S. medical equipment and medical services companies.

Two sectors where stock selection detracted from performance were utilities and industrial goods and services. In utilities, France Telecom S.A. (France) and Brasil Telecom Participacoes S.A. ADR (Brazil) were weak. In industrial goods and services, the Fund's position in Samsung SDI Co. Ltd. (South Korea) detracted from performance.

At the end of the reporting period, the Fund's largest overweight was in health care, where many medical equipment, medical services and pharmaceutical companies continue to look attractive relative to their earnings growth prospects. Our biggest underweight was in financial stocks, where we find fewer compelling values. By country, we ended the period with a significant underweight in the U.S., given that many stocks outside the U.S., especially in Europe, offer better risk/return opportunities.

On behalf of everyone at USAA, thank you for the privilege of serving you.

------------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF JUNE 30, 2004
------------------------------------------------

                                         % of
                                      Net Assets
Pharmaceuticals                         9.4%

Diversified Banks                       6.7

Industrial Gases                        4.3

Apparel Retail                          4.2

Integrated Telecommunication Services   4.0

Movies & Entertainment                  4.0

Electronic Equipment Manufacturers      3.7

Household Products                      3.7

Consumer Finance                        2.9

Industrial Machinery                    2.7
------------------------------------------------

------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2004
------------------------------------------------

                                         % of
                                      Net Assets
Reckitt Benckiser plc                    3.7%
L'Air Liquide S.A.                       2.3
Johnson & Johnson, Inc.                  1.9
Accenture Ltd. "A"                       1.8
American Express                         1.8
Roche Holdings AG                        1.7
Time Warner, Inc.                        1.7
Sandvik AB                               1.6
Canon, Inc.                              1.5
Dell, Inc.                               1.5
------------------------------------------------

FRANCE TELECOM S.A. WAS SOLD OUT OF THE FUND PRIOR TO JUNE 30, 2004.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
  JUNE 30, 2004              AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

   [PIE CHART OF COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS]

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2004
-----------------------------------------------------
United States                  29.9%
United Kingdom                 15.6%
Japan                           8.9%
France                          8.7%
Switzerland                     7.4%
Sweden                          5.1%
Spain                           3.5%
Korea                           2.2%
Singapore                       2.2%
Australia                       2.1%
Canada                          2.0%
Other*                         12.3%

                             [END CHART]

* EACH OF THE REMAINING COUNTRIES' INVESTMENTS REPRESENTED LESS THAN 2% OF THE PORTFOLIO'S NET ASSETS AND MONEY MARKET INSTRUMENTS.

  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                 JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
                              STOCKS (98.7%)

            AEROSPACE & DEFENSE (1.0%)
      589   General Dynamics Corp.                                                  $       59
    3,668   Honeywell International, Inc.                                                  134
                                                                                    ----------
                                                                                           193
                                                                                    ----------
            AIR FREIGHT & LOGISTICS (3.0%)
    7,277   FedEx Corp.                                                                    594
                                                                                    ----------
            BIOTECHNOLOGY (6.8%)
   23,534   Genentech, Inc.*                                                             1,323
                                                                                    ----------
            CASINOS & GAMING (1.8%)
    3,983   Mandalay Resort Group                                                          273
    1,952   Wynn Resorts Ltd.*                                                              76
                                                                                    ----------
                                                                                           349
                                                                                    ----------
            COMMUNICATIONS EQUIPMENT (7.9%)
   29,281   Motorola, Inc.                                                                 535
   13,912   QUALCOMM, Inc.                                                               1,015
                                                                                    ----------
                                                                                         1,550
                                                                                    ----------
            COMPUTER HARDWARE (3.0%)
   16,522   Dell, Inc.*                                                                    592
                                                                                    ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.1%)
    7,696   Caterpillar, Inc.                                                              611
                                                                                    ----------
            CONSUMER FINANCE (5.1%)
   24,624   SLM Corp.                                                                      996
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    2,506   Automatic Data Processing, Inc.                                                105
                                                                                    ----------
            DRUG RETAIL (0.8%)
    3,885   CVS Corp.                                                                      163
                                                                                    ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    1,705   Monsanto Co.                                                                    66
                                                                                    ----------
            FOOTWEAR (2.2%)
    5,723   Nike, Inc. "B"                                                                 433
                                                                                    ----------
            HEALTH CARE EQUIPMENT (9.6%)
   13,847   Boston Scientific Corp.*                                                       593
    7,358   Medtronic, Inc.                                                                358
    1,969   St. Jude Medical, Inc.*                                                        149
    8,877   Zimmer Holdings, Inc.*                                                         783
                                                                                    ----------
                                                                                         1,883
                                                                                    ----------
            HEALTH CARE SERVICES (1.6%)
    3,649   Quest Diagnostics, Inc.                                                        310
                                                                                    ----------
            HOME ENTERTAINMENT SOFTWARE (2.2%)
    7,793   Electronic Arts, Inc.*                                                         425
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (3.1%)
   11,385   Lowe's Companies, Inc.                                                         598
                                                                                    ----------
            HOMEBUILDING (2.0%)
    7,082   Lennar Corp. "A"                                                               317
      718   Lennar Corp. "B"                                                                30
      555   M.D.C. Holdings, Inc.                                                           35
                                                                                    ----------
                                                                                           382
                                                                                    ----------
            HOTELS, RESORTS, & CRUISE LINES (3.0%)
    4,542   Four Seasons Hotels, Inc. (Canada)                                             273
    7,200   Royal Caribbean Cruises Ltd.                                                   313
                                                                                    ----------
                                                                                           586
                                                                                    ----------
            HOUSEHOLD PRODUCTS (3.3%)
   11,696   Procter & Gamble Co.                                                           637
                                                                                    ----------
            HYPERMARKETS & SUPER CENTERS (1.7%)
    6,118   Wal-Mart Stores, Inc.                                                          323
                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (6.5%)
   24,343   General Electric Co.                                                           789
   14,738   Tyco International Ltd.                                                        488
                                                                                    ----------
                                                                                         1,277
                                                                                    ----------
            INTERNET RETAIL (2.1%)
    4,347   eBay, Inc.*                                                                    400
                                                                                    ----------
            INVESTMENT BANKING & BROKERAGE (4.0%)
    2,059   Goldman Sachs Group, Inc.                                                      194
   10,769   Merrill Lynch & Co., Inc.                                                      581
                                                                                    ----------
                                                                                           775
                                                                                    ----------
            MANAGED HEALTH CARE (5.8%)
   18,026   UnitedHealth Group, Inc.                                                     1,122
                                                                                    ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.2%)
   17,729   Citigroup, Inc.                                                                824
                                                                                    ----------
            PHARMACEUTICALS (1.4%)
    2,776   Roche Holdings AG (Switzerland)                                                275
                                                                                    ----------
            REGIONAL BANKS (0.2%)
      879   UCBH Holdings, Inc.                                                             35
                                                                                    ----------
            SEMICONDUCTORS (3.2%)
    1,390   Samsung Electronics Co. Ltd. (Korea)                                           574
    2,179   Texas Instruments, Inc.                                                         52
                                                                                    ----------
                                                                                           626
                                                                                    ----------
            SOFT DRINKS (2.4%)
    8,689   PepsiCo, Inc.                                                                  468
                                                                                    ----------
            SPECIALTY STORES (2.6%)
    2,407   Bed Bath & Beyond, Inc.*                                                        92
   11,307   Tiffany & Co.                                                                  417
                                                                                    ----------
                                                                                           509
                                                                                    ----------
            SYSTEMS SOFTWARE (1.4%)
    9,800   Microsoft Corp.                                                                280
                                                                                    ----------
            THRIFTS & MORTGAGE FINANCE (2.9%)
    8,150   Countrywide Financial Corp.                                                    573
                                                                                    ----------
            Total stocks (cost: $15,282)                                                19,283
                                                                                    ----------
             MONEY MARKET INSTRUMENT (0.0%)(j)

            MONEY MARKET FUND
    1,707   SSgA Prime Money Market Fund, 1.00%(a) (cost: $2)                                2
                                                                                    ----------
            Total investments (cost: $15,284)                                       $   19,285
                                                                                    ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                 JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
                          COMMON STOCKS (65.6%)

            ADVERTISING (0.7%)
    7,800   Lamar Advertising Co.*                                                  $      338
                                                                                    ----------
            AEROSPACE & DEFENSE (2.4%)
    2,300   General Dynamics Corp.                                                         228
    5,900   Precision Castparts Corp.                                                      323
    6,000   Rockwell Collins, Inc.                                                         200
    4,800   United Technologies Corp.                                                      439
                                                                                    ----------
                                                                                         1,190
                                                                                    ----------
            AIR FREIGHT & LOGISTICS (0.6%)
    3,900   FedEx Corp.                                                                    319
                                                                                    ----------
            ALUMINUM (0.6%)
    8,900   Alcoa, Inc.                                                                    294
                                                                                    ----------
            APPAREL, ACCESSORIES, & LUXURY GOODS (0.7%)
    1,520   Coach, Inc.*                                                                    69
    3,300   Columbia Sportswear Co.*                                                       180
    2,910   Liz Claiborne, Inc.                                                            105
                                                                                    ----------
                                                                                           354
                                                                                    ----------
            APPAREL RETAIL (1.0%)
    2,450   Chico's FAS, Inc.*                                                             111
   10,900   Gap, Inc.                                                                      264
    7,425   Pacific Sunwear of California, Inc.*                                           145
                                                                                    ----------
                                                                                           520
                                                                                    ----------
            APPLICATION SOFTWARE (0.2%)
    5,410   Cadence Design Systems, Inc.*                                                   79
                                                                                    ----------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    6,300   Federated Investors, Inc. "B"                                                  191
    1,400   Legg Mason, Inc.                                                               128
                                                                                    ----------
                                                                                           319
                                                                                    ----------
            AUTO PARTS & EQUIPMENT (0.2%)
    2,090   Lear Corp.                                                                     123
                                                                                    ----------
            BIOTECHNOLOGY (0.5%)
      950   Albany Molecular Research, Inc.*                                                12
    4,800   Genzyme Corp.*                                                                 227
                                                                                    ----------
                                                                                           239
                                                                                    ----------
            CASINOS & GAMING (0.0%)(j)
      580   International Game Technology, Inc.                                             22
                                                                                    ----------
            COMMUNICATIONS EQUIPMENT (2.9%)
   17,100   Cisco Systems, Inc.*                                                           405
   30,800   Corning, Inc.*                                                                 402
   10,300   Motorola, Inc.                                                                 188
   16,400   Polycom, Inc.*                                                                 368
    6,250   Tekelec, Inc.*                                                                 114
                                                                                    ----------
                                                                                         1,477
                                                                                    ----------
            COMPUTER HARDWARE (1.6%)
    5,800   Apple Computer, Inc.*                                                          189
   10,000   Dell, Inc.*                                                                    358
    3,100   IBM Corp.                                                                      273
                                                                                    ----------
                                                                                           820
                                                                                    ----------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
    2,900   SanDisk Corp.*                                                                  63
                                                                                    ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    1,400   Caterpillar, Inc.                                                              111
                                                                                    ----------
            CONSUMER FINANCE (0.3%)
    3,200   American Express Co.                                                           164
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    2,050   CheckFree Corp.*                                                                61
    1,700   DST Systems, Inc.*                                                              82
   10,600   First Data Corp.                                                               472
    1,700   SunGard Data Systems, Inc.*                                                     44
                                                                                    ----------
                                                                                           659
                                                                                    ----------
            DISTILLERS & VINTNERS (0.1%)
      910   Constellation Brands, Inc. "A"*                                                 34
                                                                                    ----------
            DIVERSIFIED BANKS (2.5%)
   10,400   Bank of America Corp.                                                          880
    7,300   Bank One Corp.                                                                 372
                                                                                    ----------
                                                                                         1,252
                                                                                    ----------
            DIVERSIFIED CHEMICALS (0.8%)
    8,600   Du Pont (E.I.) De Nemours & Co.                                                382
                                                                                    ----------
            DIVERSIFIED COMMERCIAL SERVICES (1.3%)
   12,150   ARAMARK Corp. "B"                                                              350
    4,300   ChoicePoint, Inc.*                                                             196
    3,100   ITT Educational Services, Inc.*                                                118
                                                                                    ----------
                                                                                           664
                                                                                    ----------
            ELECTRIC UTILITIES (0.3%)
    4,400   Exelon Corp.                                                                   146
                                                                                    ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    6,200   American Power Conversion Corp.                                                122
                                                                                    ----------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
    4,200   Cognex Corp.                                                                   161
    1,650   Waters Corp.*                                                                   79
                                                                                    ----------
                                                                                           240
                                                                                    ----------
            EXCHANGE-TRADED FUNDS (1.6%)
    8,100   iShares Russell 2000 Growth Index Fund                                         506
    2,700   MidCap SPDR Trust Series 1                                                     300
                                                                                    ----------
                                                                                           806
                                                                                    ----------
            HEALTH CARE EQUIPMENT (1.5%)
    4,100   Diagnostic Products Corp.                                                      180
    1,500   Guidant Corp.                                                                   84
    9,100   Medtronic, Inc.                                                                443
    3,000   Viasys Healthcare, Inc.*                                                        63
                                                                                    ----------
                                                                                           770
                                                                                    ----------
            HEALTH CARE FACILITIES (0.5%)
    7,400   Odyssey Healthcare, Inc.*                                                      139
    3,450   Triad Hospitals, Inc.*                                                         129
                                                                                    ----------
                                                                                           268
                                                                                    ----------

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
            HEALTH CARE SERVICES (0.7%)
    1,150   Caremark Rx, Inc.*                                                      $       38
    8,800   Medco Health Solutions, Inc.*                                                  330
                                                                                    ----------
                                                                                           368
                                                                                    ----------
            HEALTH CARE SUPPLIES (0.7%)
    1,430   Cooper Companies, Inc.                                                          90
    2,550   Edwards Lifesciences Corp.*                                                     89
    3,200   Fisher Scientific International, Inc.*                                         185
                                                                                    ----------
                                                                                           364
                                                                                    ----------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
    3,400   THQ, Inc.*                                                                      78
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (1.1%)
   10,400   Lowe's Companies, Inc.                                                         547
                                                                                    ----------
            HOMEBUILDING (0.4%)
    6,475   D.R. Horton, Inc.                                                              184
                                                                                    ----------
            HOUSEHOLD PRODUCTS (0.5%)
    5,000   Procter & Gamble Co.                                                           272
                                                                                    ----------
            HYPERMARKETS & SUPER CENTERS (0.9%)
    8,700   Wal-Mart Stores, Inc.                                                          459
                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (3.3%)
    3,300   3M Co.                                                                         297
   24,900   General Electric Co.                                                           807
   16,200   Tyco International Ltd.                                                        537
                                                                                    ----------
                                                                                         1,641
                                                                                    ----------
            INSURANCE BROKERS (0.4%)
    7,050   Arthur J. Gallagher & Co.                                                      215
                                                                                    ----------
            INTEGRATED OIL & GAS (2.1%)
    4,295   ChevronTexaco Corp.                                                            404
   15,100   Exxon Mobil Corp.                                                              671
                                                                                    ----------
                                                                                         1,075
                                                                                    ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   15,900   Sprint Corp. - FON Group                                                       280
                                                                                    ----------
            INTERNET SOFTWARE & SERVICES (0.8%)
    9,900   VeriSign, Inc.*                                                                197
    5,400   Yahoo!, Inc.*                                                                  196
                                                                                    ----------
                                                                                           393
                                                                                    ----------
            INVESTMENT BANKING & BROKERAGE (1.4%)
   16,600   E-Trade Group, Inc.*                                                           185
    9,300   Merrill Lynch & Co., Inc.                                                      502
                                                                                    ----------
                                                                                           687
                                                                                    ----------
            MANAGED HEALTH CARE (0.5%)
    2,000   Coventry Health Care, Inc.*                                                     98
    4,600   Health Net, Inc.*                                                              122
      900   Wellcare Group, Inc.*                                                           15
                                                                                    ----------
                                                                                           235
                                                                                    ----------
            METAL & GLASS CONTAINERS (1.1%)
   22,000   Pactiv Corp.*                                                                  549
                                                                                    ----------
            MOVIES & ENTERTAINMENT (1.5%)
   43,200   Time Warner, Inc.*                                                             759
                                                                                    ----------
            MULTI-LINE INSURANCE (1.3%)
    9,400   American International Group, Inc.                                             670
                                                                                    ----------
            OIL & GAS DRILLING (0.3%)
    4,800   Ensco International, Inc.                                                      140
                                                                                    ----------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
    5,500   Schlumberger Ltd. (Netherlands)                                                349
                                                                                    ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    7,200   Apache Corp.                                                                   313
   17,300   Chesapeake Energy Corp.                                                        255
                                                                                    ----------
                                                                                           568
                                                                                    ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
   20,400   Citigroup, Inc.                                                                949
    5,500   Principal Financial Group, Inc.                                                191
                                                                                    ----------
                                                                                         1,140
                                                                                    ----------
            PACKAGED FOODS & MEAT (0.3%)
    7,250   Hain Celestial Group, Inc.*                                                    131
                                                                                    ----------
            PAPER PACKAGING (0.4%)
    9,400   Smurfit-Stone Container Corp.*                                                 188
                                                                                    ----------
            PAPER PRODUCTS (0.5%)
    6,000   International Paper Co.                                                        268
                                                                                    ----------
            PERSONAL PRODUCTS (0.8%)
   10,000   Gillette Co.                                                                   424
                                                                                    ----------
            PHARMACEUTICALS (4.8%)
   10,400   Abbott Laboratories                                                            424
    4,800   Biovail Corp. (Canada)*                                                         91
    5,600   Eli Lilly & Co.                                                                391
    7,800   King Pharmaceuticals, Inc.*                                                     89
   24,900   Pfizer, Inc.                                                                   854
    9,000   Schering-Plough Corp.                                                          166
    1,100   Watson Pharmaceuticals, Inc.*                                                   30
   10,400   Wyeth                                                                          376
                                                                                    ----------
                                                                                         2,421
                                                                                    ----------
            PROPERTY & CASUALTY INSURANCE (1.1%)
    2,690   Ambac Financial Group, Inc.                                                    198
    8,984   St. Paul Travelers Companies, Inc.                                             364
                                                                                    ----------
                                                                                           562
                                                                                    ----------
            RAILROADS (1.1%)
    7,600   CSX Corp.                                                                      249
   12,200   Norfolk Southern Corp.                                                         324
                                                                                    ----------
                                                                                           573
                                                                                    ----------
            RESTAURANTS (0.1%)
    2,000   Krispy Kreme Doughnuts, Inc.*                                                   38
                                                                                    ----------
            SEMICONDUCTOR EQUIPMENT (1.4%)
   13,200   Applied Materials, Inc.*                                                       259
    3,900   KLA-Tencor Corp.*                                                              193
    2,860   Novellus Systems, Inc.*                                                         90
    4,000   Varian Semiconductor Equipment Associates, Inc.*                               154
                                                                                    ----------
                                                                                           696
                                                                                    ----------

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
            SEMICONDUCTORS (2.0%)
    3,500   Fairchild Semiconductor International, Inc. "A"*                        $       58
   15,400   Intel Corp.                                                                    425
    7,900   International Rectifier Corp.*                                                 327
    7,900   Texas Instruments, Inc.                                                        191
                                                                                    ----------
                                                                                         1,001
                                                                                    ----------
            SOFT DRINKS (1.1%)
   10,500   PepsiCo, Inc.                                                                  566
                                                                                    ----------
            SPECIALTY STORES (1.7%)
    6,120   Michaels Stores, Inc.                                                          337
    4,000   O'Reilly Automotive, Inc.*                                                     181
    1,600   Petco Animal Supplies, Inc.*                                                    51
    4,950   PETsMART, Inc.                                                                 161
    5,100   Staples, Inc.                                                                  149
                                                                                    ----------
                                                                                           879
                                                                                    ----------
            SYSTEMS SOFTWARE (2.2%)
   39,600   Microsoft Corp.                                                              1,131
                                                                                    ----------
            TECHNOLOGY DISTRIBUTORS (0.5%)
    2,230   CDW Corp.                                                                      142
    6,500   Ingram Micro, Inc. "A"*                                                         94
                                                                                    ----------
                                                                                           236
                                                                                    ----------
            THRIFTS & MORTGAGE FINANCE (0.6%)
    4,360   Countrywide Financial Corp.                                                    306
                                                                                    ----------
            TOBACCO (0.7%)
    7,200   Altria Group, Inc.                                                             360
                                                                                    ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,100   Fastenal Co.                                                                    63
                                                                                    ----------
            TRUCKING (0.4%)
    4,500   Yellow Roadway Corp.*                                                          179
                                                                                    ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   12,400   Nextel Communications, Inc. "A"*                                               331
                                                                                    ----------
            Total common stocks (cost: $28,500)                                         33,101
                                                                                    ----------

Principal                                               Coupon or                    Market
 Amount                                                  Discount                     Value
  (000)                    Security                        Rate       Maturity        (000)
---------                  --------                    ----------     --------     ----------
                                        BONDS (30.1%)

            CORPORATE OBLIGATIONS (17.3%)
            -----------------------------
            BROADCASTING & CABLE TV (1.1%)
$     500   Comcast Cable Communications, Inc.,
                Senior Notes                              6.88%      6/15/2009     $      546
                                                                                   ----------
            CONSUMER FINANCE (3.1%)
      500   American Express Credit Corp., Notes          1.42(d)    9/19/2006            501
    1,000   Household Finance Corp., Notes                6.38       8/01/2010          1,076
                                                                                   ----------
                                                                                        1,577
                                                                                   ----------
            ELECTRIC UTILITIES (2.3%)
    1,000   El Paso Electric Co., First Mortgage Bond     9.40       5/01/2011          1,136
                                                                                   ----------
            ENVIRONMENTAL SERVICES (2.2%)
    1,000   Waste Management, Inc., Senior Notes          7.38       8/01/2010          1,125
                                                                                   ----------
            GAS UTILITIES (1.0%)
      500   Valero Logistics Operations, LP,
                Senior Notes                              6.05       3/15/2013            513
                                                                                   ----------
            METAL & GLASS CONTAINERS (2.1%)
    1,000   Pactiv Corp., Notes                           7.20      12/15/2005          1,061
                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (1.0%)
      500   Halliburton Co., Senior Notes                 2.65(d)   10/17/2005            505
                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    1,000   Devon Financing Corp., ULC, Notes             6.88       9/30/2011          1,090
                                                                                   ----------
            REGIONAL BANKS (2.3%)
    1,000   Imperial Bancorp, Subordinated Notes          8.50       4/01/2009          1,164
                                                                                   ----------
            Total corporate obligations (cost: $8,088)                                  8,717
                                                                                   ----------
            ASSET-BACKED SECURITY (2.2%)
            ----------------------------
            ASSET-BACKED FINANCING
    1,000   Detroit Edison Securitization Funding,
                LLC (cost: $1,030)                        6.42       3/01/2015          1,091
                                                                                   ----------
            COMMERCIAL MORTGAGE-BACKED SECURITY (2.1%)
            ------------------------------------------
    1,000   TIAA CMBS I Trust, Series 2001 C1A,
                Class A-3(c) (cost: $1,004)               6.56       6/19/2026          1,077
                                                                                   ----------
            U.S. GOVERNMENT AGENCY ISSUES (2.5%)(g)
            ---------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (1.2%)
            Freddie Mac,(+)
      575       Series 2160 VC                            6.00       8/15/2013            579
       14       Series 2104 VN                            6.00       6/15/2015             14
                                                                                   ----------
                                                                                          593
                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITY (0.5%)
      238   Government National Mortgage Assn.,
                Pool 579554                               7.00       1/15/2032            252
                                                                                   ----------
            OTHER U.S. GOVERNMENT AGENCY (0.8%)
      452   Rowan Companies, Inc. Title XI,
                Guaranteed Bond                           2.80      10/20/2013            421
                                                                                   ----------
            Total U.S. government agency issues (cost: $1,286)                          1,266
                                                                                   ----------
            U.S. TREASURY SECURITIES (4.0%)
            -------------------------------
            Inflation-Indexed Note (2.1%)(f)
      972   3.50%, 1/15/2011                                                            1,080
                                                                                   ----------
            NOTE (1.9%)
    1,000   4.00%, 2/15/2014                                                              953
                                                                                   ----------
            Total U.S. treasury securities (cost: $1,971)                               2,033
                                                                                   ----------
            MUNICIPAL BONDS (2.0%)
            ----------------------
            COMMUNITY SERVICE (1.0%)
      500   Jicarilla Apache Nation, NM, RB               2.95      12/01/2006            495
                                                                                   ----------

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Principal                                               Coupon or                    Market
 Amount                                                  Discount                     Value
  (000)                    Security                        Rate       Maturity        (000)
---------                  --------                    ----------     --------     ----------
            ENVIRONMENTAL SERVICES (1.0%)
$     500   California State Financing Auth. PCRB         2.00%     12/01/2033(b)  $      500
                                                                                   ----------
            Total municipal bonds (cost: $1,000)                                          995
                                                                                   ----------
            Total bonds (cost: $14,379)                                                15,179
                                                                                   ----------

                                   MONEY MARKET INSTRUMENTS (3.8%)

            VARIABLE-RATE DEMAND NOTES (2.6%)(e)
            ------------------------------------
            ELECTRIC UTILITIES (1.0%)
      500   Sempra Energy ESOP, Series 1999
                (NBGA - Sempra Energy)(c)                 1.71      11/01/2014            500
                                                                                   ----------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (1.6%)
      775   Vista Funding Corp., Notes, Series 2001A
               (LOC - Sky Bank)                           2.30       3/01/2021            775
                                                                                   ----------
                                                                                        1,275
                                                                                   ----------

   Number
 of Shares
----------
            MONEY MARKET FUND (1.2%)
            ------------------------
  615,530   SSgA Prime Money Market Fund                  1.00(a)           --            615
                                                                                   ----------

            Total money market instruments (cost: $1,890)                               1,890
                                                                                   ----------
            Total investments (cost: $44,769)                                      $   50,170
                                                                                   ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                 JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
                                     COMMON STOCKS (98.7%)

            ADVERTISING (0.9%)
   13,600   Lamar Advertising Co.*                                                  $      590
                                                                                    ----------
            AEROSPACE & DEFENSE (3.6%)
    4,700   General Dynamics Corp.                                                         467
   10,600   Precision Castparts Corp.                                                      580
   10,500   Rockwell Collins, Inc.                                                         350
    9,000   United Technologies Corp.                                                      823
                                                                                    ----------
                                                                                         2,220
                                                                                    ----------
            AIR FREIGHT & LOGISTICS (1.0%)
    7,400   FedEx Corp.                                                                    605
                                                                                    ----------
            ALUMINUM (0.9%)
   16,800   Alcoa, Inc.                                                                    555
                                                                                    ----------
            APPAREL, ACCESSORIES, & LUXURY GOODS (1.1%)
    2,800   Coach, Inc.*                                                                   127
    6,100   Columbia Sportswear Co.*                                                       333
    5,400   Liz Claiborne, Inc.                                                            194
                                                                                    ----------
                                                                                           654
                                                                                    ----------
            APPAREL RETAIL (1.6%)
    4,650   Chico's FAS, Inc.*                                                             210
   21,000   Gap, Inc.                                                                      509
   13,925   Pacific Sunwear of California, Inc.*                                           273
                                                                                    ----------
                                                                                           992
                                                                                    ----------
            APPLICATION SOFTWARE (0.2%)
    9,680   Cadence Design Systems, Inc.*                                                  142
                                                                                    ----------
            ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   11,600   Federated Investors, Inc. "B"                                                  352
    2,400   Legg Mason, Inc.                                                               218
                                                                                    ----------
                                                                                           570
                                                                                    ----------
            AUTO PARTS & EQUIPMENT (0.4%)
    3,850   Lear Corp.                                                                     227
                                                                                    ----------
            BIOTECHNOLOGY (0.7%)
    1,800   Albany Molecular Research, Inc.*                                                23
    8,500   Genzyme Corp.*                                                                 403
                                                                                    ----------
                                                                                           426
                                                                                    ----------
            CASINOS & GAMING (0.1%)
    1,080   International Game Technology, Inc.                                             42
                                                                                    ----------
            COMMUNICATIONS EQUIPMENT (4.4%)
   32,100   Cisco Systems, Inc.*                                                           761
   57,600   Corning, Inc.*                                                                 752
   20,000   Motorola, Inc.                                                                 365
   28,700   Polycom, Inc.*                                                                 643
   11,700   Tekelec, Inc.*                                                                 213
                                                                                    ----------
                                                                                         2,734
                                                                                    ----------
            COMPUTER HARDWARE (2.5%)
   10,000   Apple Computer, Inc.*                                                          326
   19,100   Dell, Inc.*                                                                    684
    5,900   IBM Corp.                                                                      520
                                                                                    ----------
                                                                                         1,530
                                                                                    ----------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
    5,300   SanDisk Corp.*                                                                 115
                                                                                    ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    2,300   Caterpillar, Inc.                                                              183
                                                                                    ----------
            CONSUMER FINANCE (0.5%)
    6,400   American Express Co.                                                           329
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
    3,800   CheckFree Corp.*                                                               114
    3,200   DST Systems, Inc.*                                                             154
   19,300   First Data Corp.                                                               859
    3,270   SunGard Data Systems, Inc.*                                                     85
                                                                                    ----------
                                                                                         1,212
                                                                                    ----------
            DISTILLERS & VINTNERS (0.1%)
    1,600   Constellation Brands, Inc. "A"*                                                 59
                                                                                    ----------
            DIVERSIFIED BANKS (3.9%)
   19,968   Bank of America Corp.                                                        1,689
   13,800   Bank One Corp.                                                                 704
                                                                                    ----------
                                                                                         2,393
                                                                                    ----------
            DIVERSIFIED CHEMICALS (1.1%)
   15,700   Du Pont (E.I.) De Nemours & Co.                                                697
                                                                                    ----------
            DIVERSIFIED COMMERCIAL SERVICES (1.9%)
   21,950   ARAMARK Corp. "B"                                                              631
    7,500   ChoicePoint, Inc.*                                                             342
    5,800   ITT Educational Services, Inc.*                                                221
                                                                                    ----------
                                                                                         1,194
                                                                                    ----------
            ELECTRIC UTILITIES (0.4%)
    8,300   Exelon Corp.                                                                   276
                                                                                    ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   11,500   American Power Conversion Corp.                                                226
                                                                                    ----------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
    7,500   Cognex Corp.                                                                   289
    3,100   Waters Corp.*                                                                  148
                                                                                    ----------
                                                                                           437
                                                                                    ----------
            EXCHANGE-TRADED FUNDS (1.7%)
    7,900   iShares Russell 2000 Growth Index Fund(i)                                      494
    4,900   MidCap SPDR Trust Series 1                                                     544
                                                                                    ----------
                                                                                         1,038
                                                                                    ----------
            HEALTH CARE EQUIPMENT (2.4%)
    7,800   Diagnostic Products Corp.                                                      343
    2,700   Guidant Corp.                                                                  151
   17,500   Medtronic, Inc.                                                                852
    5,500   Viasys Healthcare, Inc.*                                                       115
                                                                                    ----------
                                                                                         1,461
                                                                                    ----------
            HEALTH CARE FACILITIES (0.8%)
   13,700   Odyssey Healthcare, Inc.*                                                      258
    6,400   Triad Hospitals, Inc.*                                                         238
                                                                                    ----------
                                                                                           496
                                                                                    ----------

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
            HEALTH CARE SERVICES (1.1%)
    2,150   Caremark Rx, Inc.*                                                      $       71
   15,600   Medco Health Solutions, Inc.*                                                  585
                                                                                    ----------
                                                                                           656
                                                                                    ----------
            HEALTH CARE SUPPLIES (1.1%)
    2,650   Cooper Companies, Inc.                                                         167
    4,700   Edwards Lifesciences Corp.*                                                    164
    6,000   Fisher Scientific International, Inc.*                                         347
                                                                                    ----------
                                                                                           678
                                                                                    ----------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
    6,300   THQ, Inc.*                                                                     144
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (1.6%)
   19,400   Lowe's Companies, Inc.                                                       1,019
                                                                                    ----------
            HOMEBUILDING (0.5%)
   12,050   D.R. Horton, Inc.                                                              342
                                                                                    ----------
            HOUSEHOLD PRODUCTS (0.9%)
   10,000   Procter & Gamble Co.                                                           544
                                                                                    ----------
            HYPERMARKETS & SUPER CENTERS (1.4%)
   16,800   Wal-Mart Stores, Inc.                                                          886
                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (5.0%)
    6,500   3M Co.                                                                         585
   46,700   General Electric Co.                                                         1,513
   30,900   Tyco International Ltd.                                                      1,024
                                                                                    ----------
                                                                                         3,122
                                                                                    ----------
            INSURANCE BROKERS (0.6%)
   13,050   Arthur J. Gallagher & Co.                                                      397
                                                                                    ----------
            INTEGRATED OIL & GAS (3.3%)
    8,300   ChevronTexaco Corp.                                                            781
   28,600   Exxon Mobil Corp.                                                            1,270
                                                                                    ----------
                                                                                         2,051
                                                                                    ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
   30,400   Sprint Corp. - FON Group                                                       535
                                                                                    ----------
            INTERNET SOFTWARE & SERVICES (1.1%)
   17,400   VeriSign, Inc.*                                                                346
   10,100   Yahoo!, Inc.*                                                                  367
                                                                                    ----------
                                                                                           713
                                                                                    ----------
            INVESTMENT BANKING & BROKERAGE (2.1%)
   30,900   E-Trade Group, Inc.*                                                           344
   17,300   Merrill Lynch & Co., Inc.                                                      934
                                                                                    ----------
                                                                                         1,278
                                                                                    ----------
            MANAGED HEALTH CARE (0.7%)
    3,700   Coventry Health Care, Inc.*                                                    181
    8,600   Health Net, Inc.*                                                              228
    1,700   Wellcare Group, Inc.*                                                           29
                                                                                    ----------
                                                                                           438
                                                                                    ----------
            METAL & GLASS CONTAINERS (1.6%)
   39,200   Pactiv Corp.*                                                                  978
                                                                                    ----------
            MOVIES & ENTERTAINMENT (2.3%)
   82,200   Time Warner, Inc.*                                                           1,445
                                                                                    ----------
            MULTI-LINE INSURANCE (2.1%)
   17,962   American International Group, Inc.                                           1,280
                                                                                    ----------
            OIL & GAS DRILLING (0.4%)
    8,900   Ensco International, Inc.                                                      259
                                                                                    ----------
            OIL & GAS EQUIPMENT & SERVICES (1.2%)
   11,400   Schlumberger Ltd. (Netherlands)                                                724
                                                                                    ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.6%)
   12,500   Apache Corp.                                                                   544
   32,100   Chesapeake Energy Corp.                                                        473
                                                                                    ----------
                                                                                         1,017
                                                                                    ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.4%)
   38,143   Citigroup, Inc.                                                              1,774
    9,600   Principal Financial Group, Inc.                                                334
                                                                                    ----------
                                                                                         2,108
                                                                                    ----------
            PACKAGED FOODS & MEAT (0.4%)
   13,400   Hain Celestial Group, Inc.*                                                    243
                                                                                    ----------
            PAPER PACKAGING (0.5%)
   16,300   Smurfit-Stone Container Corp.*                                                 325
                                                                                    ----------
            PAPER PRODUCTS (0.8%)
   11,400   International Paper Co.                                                        510
                                                                                    ----------
            PERSONAL PRODUCTS (1.3%)
   18,600   Gillette Co.                                                                   789
                                                                                    ----------
            PHARMACEUTICALS (7.3%)
   20,100   Abbott Laboratories                                                            819
    9,000   Biovail Corp. (Canada)*                                                        171
   10,900   Eli Lilly & Co.                                                                762
   14,600   King Pharmaceuticals, Inc.*                                                    167
   46,400   Pfizer, Inc.                                                                 1,591
   15,500   Schering-Plough Corp.                                                          286
    2,000   Watson Pharmaceuticals, Inc.*                                                   54
   19,700   Wyeth                                                                          712
                                                                                    ----------
                                                                                         4,562
                                                                                    ----------
            PROPERTY & CASUALTY INSURANCE (1.7%)
    4,950   Ambac Financial Group, Inc.                                                    363
   17,192   St. Paul Travelers Companies, Inc.                                             697
                                                                                    ----------
                                                                                         1,060
                                                                                    ----------
            RAILROADS (1.7%)
   14,600   CSX Corp.                                                                      478
   21,300   Norfolk Southern Corp.                                                         565
                                                                                    ----------
                                                                                         1,043
                                                                                    ----------
            RESTAURANTS (0.1%)
    4,000   Krispy Kreme Doughnuts, Inc.*                                                   76
                                                                                    ----------
            SEMICONDUCTOR EQUIPMENT (2.0%)
   24,700   Applied Materials, Inc.*                                                       485
    6,800   KLA-Tencor Corp.*                                                              336
    5,200   Novellus Systems, Inc.*                                                        163
    7,400   Varian Semiconductor Equipment Associates, Inc.*                               285
                                                                                    ----------
                                                                                         1,269
                                                                                    ----------

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
            SEMICONDUCTORS (3.0%)
    6,600   Fairchild Semiconductor International, Inc. "A"*                        $      108
   29,500   Intel Corp.                                                                    814
   14,000   International Rectifier Corp.*                                                 580
   14,700   Texas Instruments, Inc.                                                        356
                                                                                    ----------
                                                                                         1,858
                                                                                    ----------
            SOFT DRINKS (1.7%)
   19,500   PepsiCo, Inc.                                                                1,051
                                                                                    ----------
            SPECIALTY STORES (2.6%)
   10,900   Michaels Stores, Inc.                                                          599
    7,500   O'Reilly Automotive, Inc.*                                                     339
    3,000   Petco Animal Supplies, Inc.*                                                    97
    9,000   PETsMART, Inc.                                                                 292
    9,000   Staples, Inc.                                                                  264
                                                                                    ----------
                                                                                         1,591
                                                                                    ----------
            SYSTEMS SOFTWARE (3.5%)
   75,700   Microsoft Corp.                                                              2,162
                                                                                    ----------
            TECHNOLOGY DISTRIBUTORS (0.7%)
    4,070   CDW Corp.                                                                      259
   12,000   Ingram Micro, Inc. "A"*                                                        174
                                                                                    ----------
                                                                                           433
                                                                                    ----------
            THRIFTS & MORTGAGE FINANCE (0.9%)
    8,089   Countrywide Financial Corp.                                                    568
                                                                                    ----------
            TOBACCO (1.1%)
   13,500   Altria Group, Inc.                                                             676
                                                                                    ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    2,000   Fastenal Co.                                                                   114
                                                                                    ----------
            TRUCKING (0.5%)
    8,200   Yellow Roadway Corp.*                                                          327
                                                                                    ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   21,600   Nextel Communications, Inc. "A"*                                               576
                                                                                    ----------
            Total common stocks (cost: $50,454)                                         61,250
                                                                                    ----------

                                MONEY MARKET INSTRUMENTS (1.8%)

            MONEY MARKET FUNDS
  440,941   AIM Short-Term Investment Co. Liquid
                Assets Portfolio, 1.23%(a,h)                                               441
  711,724   SSgA Prime Money Market Fund, 1.00%(a)                                         712
                                                                                    ----------
            Total money market instruments (cost: $1,153)                                1,153
                                                                                    ----------
            Total investments (cost: $51,607)                                       $   62,403
                                                                                    ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                 JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Principal                                               Coupon or                     Market
 Amount                                                  Discount                      Value
  (000)                    Security                        Rate       Maturity         (000)
---------                  --------                    ----------     --------      ----------
                                CORPORATE OBLIGATIONS (32.4%)

            AIR FREIGHT & LOGISTICS (1.4%)
$   300     Caliber Systems, Inc., Notes                  7.80%      8/01/2006      $      326
                                                                                    ----------
            BROADCASTING & CABLE TV (1.4%)
    300     Comcast Cable Communications, Inc.,
                Senior Notes                              6.88       6/15/2009             328
                                                                                    ----------
            CONSUMER FINANCE (8.6%)
  1,000     Household Finance Corp., Notes                6.38      10/15/2011           1,069
  1,000     SLM Corp., MTN, CPI Floating
                Rate Note                                 3.13(d)    6/01/2009             992
                                                                                    ----------
                                                                                         2,061
                                                                                    ----------
            ELECTRIC UTILITIES (1.1%)
    100     Entergy Arkansas, Inc., First
                Mortgage Bond                             5.90       6/01/2033              89
    150     TECO Energy, Inc., Senior Notes              10.50      12/01/2007             168
                                                                                    ----------
                                                                                           257
                                                                                    ----------
            GAS UTILITIES (2.2%)
    500     Valero Logistics Operations, LP,
                Senior Notes                              6.05       3/15/2013             513
                                                                                    ----------
            HOUSEHOLD PRODUCTS (2.3%)
    500     Clorox Co., Notes                             6.13       2/01/2011             539
                                                                                    ----------
            INTEGRATED OIL & GAS (2.5%)
    500     Phillips Petroleum Co., Notes                 8.75       5/25/2010             605
                                                                                     ----------
            MULTI-UTILITIES & UNREGULATED POWER (1.9%)
    500     South Carolina Electric & Gas Co.,
                First Mortgage Bond                       5.30       5/15/2033             448
                                                                                    ----------
            OIL & GAS EQUIPMENT & SERVICES (2.1%)
    500     Halliburton Co., Senior Notes                 2.65(d)   10/17/2005             505
                                                                                    ----------
            PACKAGED FOODS & MEAT (2.3%)
    500     Kellogg Co., Notes, Series B                  6.60       4/01/2011             549
                                                                                    ----------
            PHARMACEUTICALS (1.8%)
    500     Johnson & Johnson, Inc.,
                Debentures                                4.95       5/15/2033             440
                                                                                    ----------
            REAL ESTATE INVESTMENT TRUSTS (2.4%)
    500     Pan Pacific Retail Properties, Inc.,
                Notes                                     7.95       4/15/2011             567
                                                                                    ----------
            THRIFTS & MORTGAGE FINANCE (2.4%)
    500     Washington Mutual, Inc.,
                Subordinated Notes                        8.25       4/01/2010             583
                                                                                    ----------
            Total corporate obligations (cost: $7,334)                                   7,721
                                                                                    ----------

                                 ASSET-BACKED SECURITIES (6.1%)

            AIRLINES
  1,000     American Airlines, Pass-Through
                Certificates, Series 2001-2,
                Class A-2, EETC                           7.86      10/01/2011             996
    500     Delta Air Lines, Inc., Pass-Through
                Certificates, Series 2001-1,
                Class A-2, EETC                           7.11       9/18/2011             464
                                                                                    ----------
            Total asset-backed securities (cost: $1,491)                                 1,460
                                                                                    ----------

                            U.S. GOVERNMENT AGENCY ISSUES (34.7%)(g)

            COLLATERALIZED MORTGAGE OBLIGATIONS (1.4%)
    327     Fannie Mae, Series 1999-56D(+)                7.00      12/18/2014             329
                                                                                    ----------
            DEBENTURES (5.2%)
  1,140     Fannie Mae, Notes(+)                          6.63      10/15/2007           1,244
                                                                                    ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (24.6%)
            Fannie Mae,(+)
     99         Pool 190312                               6.50       4/01/2031             103
    215         Pool 254239                               6.50       3/01/2032             224
    888         Pool 254766                               5.00       6/01/2033             861
     74         Pool 359571                               7.00      10/01/2026              79
            Government National Mortgage Assn., I
  1,304         Pool 471357                               5.50       2/15/2033           1,305
    277         Pool 504209                               7.00       6/15/2029             295
    977         Pool 583236                               7.00       4/15/2032           1,039
    674         Pool 603869                               6.00       1/15/2033             692
    790         Pool 780770                               6.00       4/15/2028             814
    439     Government National Mortgage Assn. II,
                Pool 781494                               6.50       8/20/2031             458
                                                                                    ----------
                                                                                         5,870
                                                                                    ----------
            OTHER U.S. GOVERNMENT AGENCY (3.5%)
    905     Rowan Companies, Inc., Title XI,
                Guaranteed Bond                           2.80      10/20/2013             841
                                                                                    ----------
            Total U.S. government agency issues
                (cost: $8,187)                                                           8,284
                                                                                    ----------

                                U.S. TREASURY SECURITIES (8.4%)

            INFLATION-INDEXED NOTE (4.2%)(f)
    421     3.50%, 1/15/2011                                                               468
    487     3.88%, 1/15/2009                                                               543
                                                                                    ----------
                                                                                         1,011
                                                                                    ----------
            NOTE (4.2%)
  1,000     2.63%, 11/15/2006                                                              993
                                                                                    ----------
            Total U.S. treasury securities (cost: $1,906)                                2,004
                                                                                    ----------

                                     MUNICIPAL BONDS (4.3%)

            ELECTRIC UTILITIES (2.2%)
    500     Brazos River Auth., TX, PCRB,
                Series 1995A (TXU)                        5.40       4/01/2030(b)          518
                                                                                    ----------
            ENVIRONMENTAL SERVICES (2.1%)
    500     Gulf Coast Waste Disposal Auth.,
                TX, RB, Series A (Waste Management)       2.50       5/01/2028(b)          499
                                                                                    ----------
            Total municipal bonds (cost: $1,011)                                         1,017
                                                                                    ----------

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
                                        STOCKS (9.7%)

            COMMON STOCKS (0.6%)
            --------------------
            ELECTRIC UTILITIES
    1,800   DTE Energy Co.                                                          $       73
    2,500   Southern Co.                                                                    73
                                                                                    ----------
                                                                                           146
                                                                                    ----------
            PREFERRED STOCKS (9.1%)
            -----------------------
            REAL ESTATE INVESTMENT TRUSTS
    3,000   BRE Properties, Inc., depositary shares "C",
                6.75% cumulative redeemable                                                 68
    2,000   Developers Diversified Realty Corp., depositary shares "I",
                7.50% cumulative redeemable                                                 48
    7,000   Equity Office Properties Trust, depositary shares "G",
                7.75% cumulative redeemable                                                179
   12,000   Equity Residential Properties Trust, depositary shares "C",
                9.125% cumulative redeemable                                               321
   12,000   Gables Residential Trust "D", 7.50% cumulative redeemable                      298
   12,000   Kimco Realty Corp., depositary shares "F",
                6.65% cumulative redeemable                                                294
    3,000   New Plan Excel Realty Trust, Inc., depositary shares "E",
                7.625% cumulative redeemable                                                76
    6,000   Post Properties, Inc., "A", 8.50% cumulative redeemable                        330
    6,000   Prologis Trust, Inc., "C", 8.54% cumulative redeemable                         350
    6,000   Public Storage, Inc., depositary shares "Z",
                6.25% cumulative redeemable                                                131
    3,500   Weingarten Realty Investors, depositary shares "D",
                6.75% cumulative redeemable                                                 87
                                                                                    ----------
                                                                                         2,182
                                                                                    ----------
            Total stocks (cost: $2,259)                                                  2,328
                                                                                    ----------

                                 MONEY MARKET INSTRUMENTS (3.4%)

            MONEY MARKET FUND (0.5%)
            ------------------------
  110,967   SSgA Prime Money Market Fund, 1.00%(a)                                         111
                                                                                    ----------

Principal                                               Coupon or                     Market
 Amount                                                  Discount                      Value
  (000)                    Security                        Rate       Maturity         (000)
---------                  --------                    ----------     --------      ----------
            VARIABLE-RATE DEMAND NOTE (2.9%)(e)
            -----------------------------------
            ELECTRIC UTILITIES
$     700   Sempra Energy ESOP, Series 1999
                (NBGA - Sempra Energy)(c)                 1.71%     11/01/2014             700
                                                                                    ----------
            Total money market instruments
                 (cost: $811)                                                              811
                                                                                    ----------
            Total investments (cost: $22,999)                                       $   23,625
                                                                                    ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                 JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
                                  INTERNATIONAL STOCKS (67.6%)

            AUSTRALIA (2.1%)
   35,674   News Corp. Ltd. (Movies & Entertainment)                                $      314
   30,187   QBE Insurance Group Ltd. (Property & Casualty Insurance)                       269
                                                                                    ----------
                                                                                           583
                                                                                    ----------
            AUSTRIA (0.9%)
    1,540   Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                242
                                                                                    ----------
            BERMUDA (1.8%)
   17,530   Accenture Ltd. "A" (IT Consulting & Other Services)*                           482
                                                                                    ----------
            BRAZIL (0.4%)
    3,400   Brasil Telecom Participacoes S.A. ADR (Preferred)
                (Integrated Telecommunication Services)                                    105
                                                                                    ----------
            CANADA (2.0%)
    6,550   BCE, Inc. (Integrated Telecommunication Services)                              131
    3,954   Canadian National Railway Co. (Railroads)                                      172
    5,450   Encana Corp. (Integrated Oil & Gas)                                            234
                                                                                    ----------
                                                                                           537
                                                                                    ----------
            CAYMAN ISLANDS (1.1%)
    7,730   Noble Corp. (Oil & Gas Drilling)*                                              293
                                                                                    ----------
            FRANCE (8.7%)
   16,900   AXA S.A. (Multi-Line Insurance)                                                373
    2,500   Business Objects S.A. (Application Software)*                                   56
    3,861   L'Air Liquide S.A. (Industrial Gases)                                          639
    6,450   Sanofi-Synthelabo S.A. (Pharmaceuticals)                                       409
    2,948   Schneider Electric S.A. (Electrical Components & Equipment)                    202
      840   Total S.A. (Integrated Oil & Gas)                                              160
    2,607   Total S.A. ADR (Integrated Oil & Gas)                                          251
    9,890   Veolia Environnement (Multi-Utilities & Unregulated Power)                     279
                                                                                    ----------
                                                                                         2,369
                                                                                    ----------
            GERMANY (1.9%)
    6,430   Bayerische Motoren Werke AG (Automobile Manufacturers)                         285
    4,120   Schering AG (Pharmaceuticals)                                                  243
                                                                                    ----------
                                                                                           528
                                                                                    ----------
            HONG KONG (0.7%)
   45,000   Esprit Holdings Ltd. (Apparel Retail)                                          201
                                                                                    ----------
            HUNGARY (0.7%)
    4,950   OTP Bank Ltd. GDR (Regional Banks)                                             204
                                                                                    ----------
            IRELAND (0.7%)
   11,830   Irish Life & Permanent plc (Other Diversified Financial Services)              182
                                                                                    ----------
            ITALY (0.7%)
   11,130   RAS S.p.A. (Multi-Line Insurance)                                              202
                                                                                    ----------
            JAPAN (8.9%)
   13,000   Bridgestone Corp. (Tires & Rubber)                                             244
    8,000   Canon, Inc. (Electronic Equipment Manufacturers)                               421
   17,100   Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                               268
   21,000   Citizen Watch Co. (Apparel, Accessories, & Luxury Goods)                       237
       48   KDDI Corp. (Integrated Telecommunication Services)                             274
    1,800   Nitto Denko Corp. (Specialty Chemicals)                                         92
    4,000   Nok Corp. (Auto Parts & Equipment)                                             148
    9,100   Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)                      160
   37,000   Tokyo Gas Co. Ltd. (Gas Utilities)                                             131
    7,500   Toyota Motor Corp. (Automobile Manufacturers)                                  303
    8,400   Yamaha Corp. (Consumer Electronics)                                            137
                                                                                    ----------
                                                                                         2,415
                                                                                    ----------
            KOREA (2.2%)
      900   Samsung Electronics Co. Ltd. (Semiconductors)                                  372
    2,170   Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                          228
                                                                                    ----------
                                                                                           600
                                                                                    ----------
            NETHERLANDS (1.0%)
   19,710   Reed Elsevier N.V. (Publishing)                                                277
                                                                                    ----------
            SINGAPORE (2.2%)
   27,000   DBS Group Holdings Ltd. (Diversified Banks)                                    226
                                                                                    ----------
  147,000   Singapore Telecommunications Ltd. (Integrated
                Telecommunication Services)                                                192
   21,600   United Overseas Bank Ltd. (Diversified Banks)                                  168
                                                                                    ----------
                                                                                           586
                                                                                    ----------
            SPAIN (3.5%)
   20,600   Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                       275
   13,590   Iberdrola S.A. (Electric Utilities)                                            287
   26,921   Telefonica S.A. (Integrated Telecommunication Services)                        398
                                                                                    ----------
                                                                                           960
                                                                                    ----------
            SWEDEN (5.1%)
    8,040   Atlas Copco AB "A" (Industrial Machinery)                                      299
   91,710   Ericsson LM "B" (Communications Equipment)*                                    271
   14,440   Hennes & Mauritz AB "B" (Apparel Retail)                                       373
   12,990   Sandvik AB (Industrial Machinery)                                              443
                                                                                    ----------
                                                                                         1,386
                                                                                    ----------
            SWITZERLAND (7.4%)
    7,670   Credit Suisse Group (Diversified Banks)*                                       273
    1,247   Nestle S.A. (Packaged Foods & Meat)                                            333
    5,980   Novartis AG (Pharmaceuticals)                                                  264
    4,730   Roche Holdings AG (Pharmaceuticals)                                            468
    1,691   Syngenta AG (Specialty Chemicals)*                                             142
    1,000   Synthes, Inc. (Health Care Equipment)                                          114
    5,878   UBS AG (Diversified Banks)                                                     414
                                                                                    ----------
                                                                                         2,008
                                                                                    ----------
            UNITED KINGDOM (15.6%)
   43,320   Amvescap plc (Investment Banking & Brokerage)                                  295
    8,750   AstraZeneca plc (Pharmaceuticals)                                              393
   19,090   BOC Group plc (Diversified Chemicals)                                          320
   30,240   BP plc (Oil & Gas Exploration & Production)                                    267
   18,630   British Sky Broadcasting Group plc
                (Broadcasting & Cable TV)                                                  210
   29,570   Diageo plc (Distillers & Vintners)                                             399
   67,293   Kingfisher plc (Home Improvement Retail)                                       349
    8,060   Next plc (Apparel Retail)                                                      208
   35,660   Reckitt Benckiser plc (Household Products)                                   1,009

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Market
  Number                                                                               Value
of Shares                       Security                                               (000)
---------                       --------                                            ----------
    6,592   Royal Bank Scotland Group plc (Diversified Banks)                       $      190
  142,590   Vodafone Group plc (Wireless Telecommunication Services)                       312
   30,010   William Hill plc (Casinos & Gaming)                                            301
                                                                                    ----------
                                                                                         4,253
                                                                                    ----------
            Total international stocks (cost: $14,267)                                  18,413
                                                                                    ----------

                                      U.S. STOCKS (29.9%)

            APPAREL RETAIL (1.4%)
   15,540   TJX Companies, Inc.                                                            375
                                                                                    ----------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   10,000   Janus Capital Group, Inc.                                                      165
                                                                                    ----------
            BIOTECHNOLOGY (1.1%)
    6,390   Genzyme Corp.*                                                                 302
                                                                                    ----------
            COMPUTER HARDWARE (1.5%)
   11,750   Dell, Inc.*                                                                    421
                                                                                    ----------
            CONSUMER FINANCE (2.9%)
    9,790   American Express Co.                                                           503
   10,830   MBNA Corp.                                                                     279
                                                                                    ----------
                                                                                           782
                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    2,100   DST Systems, Inc.*                                                             101
                                                                                    ----------
            DIVERSIFIED BANKS (1.0%)
    3,200   Bank of America Corp.                                                          271
                                                                                    ----------
            DIVERSIFIED COMMERCIAL SERVICES (0.8%)
    7,350   ARAMARK Corp. "B"                                                              211
                                                                                    ----------
            ELECTRONIC EQUIPMENT MANUFACTURERS (2.1%)
    9,920   Thermo Electron Corp.*                                                         305
    5,680   Waters Corp.*                                                                  271
                                                                                    ----------
                                                                                           576
                                                                                    ----------
            HEALTH CARE EQUIPMENT (1.0%)
    3,290   DENTSPLY International, Inc.                                                   172
    2,300   Medtronic, Inc.                                                                112
                                                                                    ----------
                                                                                           284
                                                                                    ----------
            HEALTH CARE SERVICES (1.5%)
    7,576   Caremark Rx, Inc.*                                                             250
    4,540   Lincare Holdings, Inc.*                                                        149
                                                                                    ----------
                                                                                           399
                                                                                    ----------
            HEALTH CARE SUPPLIES (1.3%)
    6,190   Fisher Scientific International, Inc.*                                         358
                                                                                    ----------
            HOME IMPROVEMENT RETAIL (0.7%)
    5,540   Home Depot, Inc.                                                               195
                                                                                    ----------
            INDUSTRIAL GASES (2.0%)
    4,680   Air Products & Chemicals, Inc.                                                 245
    7,530   Praxair, Inc.                                                                  301
                                                                                    ----------
                                                                                           546
                                                                                    ----------
            MOVIES & ENTERTAINMENT (2.9%)
   26,310   Time Warner, Inc.*                                                             462
    8,870   Viacom, Inc. "B"                                                               317
                                                                                    ----------
                                                                                           779
                                                                                    ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    1,850   EOG Resources, Inc.                                                            110
                                                                                    ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    8,410   Citigroup, Inc.                                                                391
                                                                                    ----------
            PACKAGED FOODS & MEAT (0.4%)
    2,140   J.M. Smucker Co.                                                                98
                                                                                    ----------
            PHARMACEUTICALS (1.9%)
    9,400   Johnson & Johnson, Inc.                                                        524
                                                                                    ----------
            RAILROADS (1.4%)
    6,080   Burlington Northern Santa Fe Corp.                                             213
    2,780   Union Pacific Corp.                                                            166
                                                                                    ----------
                                                                                           379
                                                                                    ----------
            REGIONAL BANKS (0.5%)
    3,450   SouthTrust Corp.                                                               134
                                                                                    ----------
            SOFT DRINKS (0.7%)
    3,700   PepsiCo, Inc.                                                                  199
                                                                                    ----------
            SYSTEMS SOFTWARE (2.0%)
   10,610   Microsoft Corp.                                                                303
    7,690   Network Associates, Inc.*                                                      139
    2,230   Symantec Corp.*                                                                 98
                                                                                    ----------
                                                                                           540
                                                                                    ----------
            Total U.S. stocks (cost: $6,887)                                             8,140
                                                                                    ----------

Principal
 Amount
 (000)
---------
                               MONEY MARKET INSTRUMENT (2.4%)

            DISCOUNT NOTE
$     649   Fannie Mae, 1.25%, 7/01/2004 (cost: $649)                                      649
                                                                                    ----------
            Total investments (cost: $21,803)                                       $   27,202
                                                                                    ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPDR - Standard & Poor's depositary receipt, or "spider", is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at June 30, 2004.

(b) Security has a mandatory or optional put, which shortens its effective maturity date.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (USAA IMCO) under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

(d) Variable-rate or floating-rate security -interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2004.

(e) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

(f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

(g) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(h) Investment was purchased with the cash collateral proceeds received from securities loaned.

(i) The security or a portion thereof was out on loan as of June 30, 2004.

(j) Represents less than 0.1% of net assets.

*   Non-income-producing security for the 12 months preceding June 30, 2004.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CPI      Consumer Price Index
---------------------------------------------
EETC     Enhanced Equipment Trust Certificate
---------------------------------------------
ESOP     Employee Stock Ownership Plan
---------------------------------------------
MTN      Medium-Term Note
---------------------------------------------
PCRB     Pollution Control Revenue Bond
---------------------------------------------
RB       Revenue Bond
---------------------------------------------

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

(LOC)  Principal and interest payments are guaranteed by a bank letter of credit.
--------------------------------------------------------------------------------
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
  (In Thousands, Except Per Share Data)               JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    USAA LIFE     USAA LIFE     USAA LIFE    USAA LIFE    USAA LIFE
                                                    AGGRESSIVE   DIVERSIFIED   GROWTH AND      INCOME    WORLD GROWTH
                                                   GROWTH FUND   ASSETS FUND   INCOME FUND      FUND         FUND
                                                   -----------   -----------   -----------   ---------   ------------
ASSETS
  Investments in securities, at market value*
    (identified cost of $15,284, $44,769,
    $51,607, $22,999, and $21,803, respectively)   $    19,285   $    50,170   $    62,403   $  23,625   $     27,202
  Cash                                                       -            16            36           -              1
  Cash denominated in foreign currencies
    (identified cost of $1, $0, $0, $0,
    $33, respectively)                                       1             -             -           -             33
  Receivables:
    Dividends and interest                                  10           215            34         215             48
    Securities sold                                        262           153           258           -            122
    USAA Life                                               33             -             -          21             46
                                                   -----------   -----------   -----------   ---------   ------------
      Total assets                                      19,591        50,554        62,731      23,861         27,452
                                                   -----------   -----------   -----------   ---------   ------------
LIABILITIES
  Payables:
    Upon return of securities loaned                         -             -           448           -              -
    Securities purchased                                     -            65           122           -            170
    Capital shares redeemed                                 19            31            36          75              3
  Accrued advisory fees                                      8             8            10           4              8
  Accrued administrative fees                                3             3             3           3              3
  Other accrued expenses and payables                       17            25            28          17             30
                                                   -----------   -----------   -----------   ---------   ------------
      Total liabilities                                     47           132           647          99            214
                                                   -----------   -----------   -----------   ---------   ------------
        Net assets applicable to capital
          shares outstanding                       $    19,544   $    50,422   $    62,084   $  23,762   $     27,238
                                                   ===========   ===========   ===========   =========   ============

NET ASSETS CONSIST OF:
  Paid-in capital                                  $    17,829   $    45,998   $    48,601   $  24,260   $     22,814
  Accumulated undistributed net
    investment income                                        6           448           187         624            166
  Accumulated net realized gain (loss)
    on investments                                      (2,292)       (1,425)        2,500      (1,748)        (1,142)
  Net unrealized appreciation of investments             4,001         5,401        10,796         626          5,399
  Net unrealized appreciation
    on foreign currency translations                         -             -             -           -              1
                                                   -----------   -----------   -----------   ---------   ------------
  Net assets applicable to
    capital shares outstanding                     $    19,544   $    50,422   $    62,084   $  23,762   $     27,238
                                                   ===========   ===========   ===========   =========   ============

  Capital shares outstanding, unlimited
    number of shares authorized, no par value            1,330         4,033         3,807       2,330          2,191
                                                   ===========   ===========   ===========   =========   ============

  Net asset value, redemption price,
    and offering price per share                   $     14.69   $     12.50   $     16.31   $   10.20   $      12.43
                                                   ===========   ===========   ===========   =========   ============
*   Including securities on loan of:               $         -   $         -   $       438   $       -   $          -
                                                   ===========   ===========   ===========   =========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
  (In Thousands)               SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     USAA LIFE    USAA LIFE    USAA LIFE     USAA LIFE    USAA LIFE
                                                    AGGRESSIVE   DIVERSIFIED   GROWTH AND      INCOME    WORLD GROWTH
                                                   GROWTH FUND   ASSETS FUND   INCOME FUND      FUND         FUND
                                                   -----------   -----------   -----------   ---------   ------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of
    $1, $0, $0, $0, and $34, respectively)         $        90   $       180   $       346   $      82   $        287
  Interest                                                   2           424             3         579              4
                                                   -----------   -----------   -----------   ---------   ------------
    Total income                                            92           604           349         661            291
                                                   -----------   -----------   -----------   ---------   ------------
EXPENSES
  Advisory fees                                             49            48            60          25             46
  Administrative fees                                       26            26            26          26             26
  Custody and accounting fees                               23            45            38          15             59
  Shareholder reporting fees                                 3             5             8           3              3
  Trustees' fees                                             2             2             2           2              2
  Professional fees                                         27            32            34          29             32
  Other                                                      2             2             2           2              2
                                                   -----------   -----------   -----------   ---------   ------------
    Total expenses                                         132           160           170         102            170
  Expenses reimbursed                                      (39)            -             -         (21)           (46)
  Expenses paid indirectly                                  (7)           (4)           (8)          -             (1)
                                                   -----------   -----------   -----------   ---------   ------------
    Net expenses                                            86           156           162          81            123
                                                   -----------   -----------   -----------   ---------   ------------
NET INVESTMENT INCOME                                        6           448           187         580            168
                                                   -----------   -----------   -----------   ---------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
    Investments (unaffiliated transactions)                760         1,622         3,001         108          1,160
    Investments (affiliated transactions)                    -            (1)            -           1              -
    Foreign currency transactions                            1             -             -           -             (3)
  Change in net unrealized appreciation/
    depreciation of investments                           (347)         (762)         (785)       (734)           258
    Foreign currency translations                            -             -             -           -             (1)
                                                   -----------   -----------   -----------   ---------   ------------
      Net realized and unrealized gain (loss)              414           859         2,216        (625)         1,414
                                                   -----------   -----------   -----------   ---------   ------------
Increase (decrease) in net assets resulting
  from operations                                  $       420   $     1,307   $     2,403   $     (45)  $      1,582
                                                   ===========   ===========   ===========   =========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
  (In Thousands)              SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED),
                              AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                         USAA LIFE                        USAA LIFE
                                                                   AGGRESSIVE GROWTH FUND           DIVERSIFIED ASSETS FUND
                                                                  ------------------------         ------------------------
                                                                   6/30/2004    12/31/2003          6/30/2004    12/31/2003
                                                                  ----------    ----------         ----------    ----------
From operations:
  Net investment income (loss)                                    $        6    $      (17)        $      448    $      960
  Net realized gain (loss) on:
    Investments                                                          760           (54)             1,621           199
    Foreign currency translations                                          1             -                  -             -
  Change in net unrealized appreciation/depreciation of:
     Investments                                                        (347)        4,912               (762)        6,771
                                                                  ----------    ----------         ----------    ----------
       Increase in net assets resulting
         from operations                                                 420         4,841              1,307         7,930
                                                                  ----------    ----------         ----------    ----------
Distributions to shareholders from:
  Net investment income                                                    -             -               (970)       (1,358)
                                                                  ----------    ----------         ----------    ----------
From capital share transactions:
  Proceeds from shares sold                                            1,029         3,018              4,154         5,548
  Dividend reinvestments                                                   -             -                970         1,358
  Cost of shares redeemed                                             (2,116)       (3,489)            (2,496)       (4,997)
                                                                  ----------    ----------         ----------    ----------
    Increase (decrease) in net assets from
      capital share transactions                                      (1,087)         (471)             2,628         1,909
                                                                  ----------    ----------         ----------    ----------
Net increase (decrease) from net assets:                                (667)        4,370              2,965         8,481
Net assets:
  Beginning of period                                                 20,211        15,841             47,457        38,976
                                                                  ----------    ----------         ----------    ----------
  End of period                                                   $   19,544    $   20,211         $   50,422    $   47,457
                                                                  ==========    ==========         ==========    ==========

Accumulated undistributed net investment income:
  End of period                                                   $        6    $        -         $      448    $      970
                                                                  ==========    ==========         ==========    ==========

Change in shares outstanding:
  Shares sold                                                             71           239                332           482
  Shares issued for dividends reinvested                                   -             -                 79           123
  Shares redeemed                                                       (146)         (279)              (199)         (452)
                                                                  ----------    ----------         ----------    ----------
    Increase (decrease) in shares outstanding                            (75)          (40)               212           153
                                                                  ==========    ==========         ==========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
  (In Thousands)              SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED),
                              AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                 USAA LIFE                    USAA LIFE                 USAA LIFE
                                           GROWTH AND INCOME FUND            INCOME FUND             WORLD GROWTH FUND
                                          ------------------------    ------------------------    ------------------------
                                           6/30/2004    12/31/2003     6/30/2004    12/31/2003     6/30/2004    12/31/2003
                                          ----------    ----------    ----------    ----------    ----------    ----------
From operations:
  Net investment income                   $      187    $      456    $      580    $    1,337    $      168    $      203
  Net realized gain (loss) on:
    Investments                                3,001          (168)          109            69         1,160            55
    Foreign currency translations                  -             -             -             -            (3)           (2)
  Change in net unrealized
    appreciation/depreciation of:
    Investments                                 (785)       13,297          (734)          (39)          258         5,261
    Foreign currency translations                  -             -             -             -            (1)            -
                                          ----------    ----------    ----------    ----------    ----------    ----------
      Increase (decrease) in net assets
        resulting from operations              2,403        13,585           (45)        1,367         1,582         5,517
                                          ----------    ----------    ----------    ----------    ----------    ----------
Distributions to shareholders from:
  Net investment income                         (456)         (685)       (1,369)       (1,330)          (14)         (214)
  Net realized gains                             (57)       (2,041)            -             -             -             -
                                          ----------    ----------    ----------    ----------    ----------    ----------
    Distributions to shareholders               (513)       (2,726)       (1,369)       (1,330)          (14)         (214)
                                          ----------    ----------    ----------    ----------    ----------    ----------
From capital share transactions:
  Proceeds from shares sold                    2,880         4,356         1,533        16,678         1,874         7,262
  Dividend reinvestments                         513         2,726         1,369         1,330            14           214
  Cost of shares redeemed                     (3,084)       (6,431)       (5,284)      (16,739)         (966)       (7,990)
                                          ----------    ----------    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets
      from capital share transactions            309           651        (2,382)        1,269           922          (514)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) from net assets:       2,199        11,510        (3,796)        1,306         2,490         4,789
Net assets:
  Beginning of period                         59,885        48,375        27,558        26,252        24,748        19,959
                                          ----------    ----------    ----------    ----------    ----------    ----------
  End of period                           $   62,084    $   59,885    $   23,762    $   27,558    $   27,238    $   24,748
                                          ==========    ==========    ==========    ==========    ==========    ==========

Accumulated undistributed net investment
  income:
  End of period                           $      187    $      456    $      624    $    1,413    $      166    $       12
                                          ==========    ==========    ==========    ==========    ==========    ==========

Change in shares outstanding:
  Shares sold                                    180           306           142         1,535           155           773
  Shares issued for dividends reinvested          32           207           135           124             1            19
  Shares redeemed                               (193)         (480)         (489)       (1,552)          (80)         (848)
                                          ----------    ----------    ----------    ----------    ----------    ----------
    Increase (decrease) in shares
      outstanding                                 19            33          (212)          107            76           (56)
                                          ==========    ==========    ==========    ==========    ==========    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                   JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of five separate funds.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance contracts offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and secondary objective of current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1 Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2 Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Funds' net asset values (NAVs) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Funds' NAVs are calculated will not be reflected in the value of the Funds' foreign securities. However, the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, and the Funds' subadviser(s), if applicable, will monitor for events that would materially affect the value of the Funds' foreign securities and, if necessary, USAA IMCO will value the foreign securities in good faith, considering such available information that USAA IMCO deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Funds may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Funds believe to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis(such as U.S. market movement) are significant.

3 Investments in open-end investment companies are valued at their NAV at the end of each business day.

4 Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

5 Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6 Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds, are valued in good faith at fair value, using methods determined USAA IMCO, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts and USAA Life. Therefore, no federal income tax provision is required.

                                      ----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
               (Continued)                             JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie
Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Funds, either through their regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Funds and their counterparties, until maturity of the repurchase agreements. The Funds' investment adviser monitors the creditworthiness of sellers with which the Funds may enter into repurchase agreements.

E. FOREIGN CURRENCY TRANSLATIONS - The assets of each of the Funds except the USAA Life Income Fund may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Funds' accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1 Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

2 Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. At the Funds' tax year-end of December 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Funds maintain segregated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Funds' NAVs to the extent that the Funds make such purchases while remaining substantially fully invested. As of June 30, 2004, none of the Funds had any outstanding when-issued commitments.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Funds pay may be reimbursed and used to reduce the Funds' expenses. In addition, through other fee-offset arrangements with certain of the Funds' service providers, realized credits, if any, are used to reduce the Funds' expenses. For the six-month period ended June 30, 2004, these fee-offset arrangements reduced the Funds' expenses by the following amounts:

USAA Life Aggressive Growth Fund     $7,000
USAA Life Diversified Assets Fund     4,000
USAA Life Growth and Income Fund      8,000
USAA Life Income Fund                     -
USAA Life World Growth Fund           1,000

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and

                                      ----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
               (Continued)                             JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT

The Funds participate with other USAA funds in a joint, short-term, committed revolving loan agreement of $400 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA IMCO. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees in aggregate by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended June 30, 2004, each of the Funds of the Trust paid CAPCO facility fees of less than $500. None of the Funds had any borrowings under this agreement during the six-month period ended June 30, 2004.

3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31, 2004, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the separate accounts and USAA Life, annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. USAA Life is a shareholder only in the USAA Life World Growth Fund.

At December 31, 2003, the Funds had the following capital loss carryovers for federal income tax purposes (in thousands):

                              USAA LIFE        USAA LIFE        USAA LIFE        USAA LIFE       USAA LIFE
                             AGGRESSIVE       DIVERSIFIED       GROWTH AND         INCOME          WORLD
                             GROWTH FUND      ASSETS FUND      INCOME FUND          FUND        GROWTH FUND
                             -----------      -----------      -----------       ----------     -----------
Capital loss carryovers      $   (2,905)      $   (2,843)      $         -       $   (1,813)    $   (2,241)
Expiration dates              2009-2011             2010                 -        2008-2010      2009-2011

The capital loss carryovers will expire during the dates noted above, if not offset by subsequent capital gains. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2004, were as follows (in thousands):

                              USAA LIFE        USAA LIFE        USAA LIFE        USAA LIFE       USAA LIFE
                             AGGRESSIVE       DIVERSIFIED       GROWTH AND         INCOME          WORLD
                             GROWTH FUND      ASSETS FUND      INCOME FUND          FUND        GROWTH FUND
                             -----------      -----------      -----------       ----------     -----------
Purchases                    $    10,489      $    15,876      $    24,173       $    2,282     $     7,567
Sales/Maturities                  10,906           13,774           24,389            4,988           6,596

The cost of securities at June 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2004, were as follows (in thousands):

                              USAA LIFE        USAA LIFE        USAA LIFE        USAA LIFE       USAA LIFE
                             AGGRESSIVE       DIVERSIFIED       GROWTH AND         INCOME          WORLD
                             GROWTH FUND      ASSETS FUND      INCOME FUND          FUND        GROWTH FUND
                             -----------      -----------      -----------       ----------     -----------
Appreciation                 $    4,208       $    5,811       $   11,691        $     958      $    5,546
Depreciation                       (207)            (410)            (895)            (332)           (147)
                             ----------       ----------       ----------        ---------      ----------
Net                          $    4,001       $    5,401       $   10,796        $     626      $    5,399
                             ==========       ==========       ==========        =========      ==========

5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, the USAA Life Growth and Income Fund, and the USAA Life

                                      ----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
               (Continued)                             JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

World Growth Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. These Funds may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Funds' portfolios. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds' giving up the opportunity for potential profit.

At June 30, 2004, the terms of open currency contracts for the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund were as follow (in thousands):

USAA LIFE AGGRESSIVE GROWTH FUND

Currency Contracts to Sell:

                                                                                         UNREALIZED
                                             U.S. DOLLAR VALUE        IN EXCHANGE       APPRECIATION/
EXCHANGE DATE      CONTRACTS TO DELIVER       AS OF 6/30/2004       FOR U.S. DOLLAR    (DEPRECIATION)
-------------      --------------------      -----------------      ---------------    --------------
7/1/2004             84 Japanese Yen               $   1                 $   1              $   -

USAA LIFE WORLD GROWTH FUND

Currency Contracts to Buy:

                                                                                        UNREALIZED
                                            U.S. DOLLAR VALUE        IN EXCHANGE       APPRECIATION/
EXCHANGE DATE      CONTRACTS TO DELIVER      AS OF 6/30/2004       FOR U.S. DOLLAR    (DEPRECIATION)
-------------      --------------------     -----------------      ---------------    --------------
7/2/2004            28 Canadian Dollar            $  21                 $  21              $   -
7/2/2004             25 Swiss Franc                  20                    20                  -
7/2/2004            541 Japanese Yen                  5                     5                  -
                                                  -----                 -----              -----
                                                  $  46                 $  46              $   -
                                                  =====                 =====              =====

Currency Contracts to Sell:

                                                                                        UNREALIZED
                                            U.S. DOLLAR VALUE        IN EXCHANGE       APPRECIATION/
EXCHANGE DATE      CONTRACTS TO DELIVER      AS OF 6/30/2004       FOR U.S. DOLLAR    (DEPRECIATION)
-------------      --------------------     -----------------      ---------------    --------------
7/1/2004              64 Swiss Franc              $  51                 $  51              $   -
7/1/2004                  1 Euro                      1                     1                  -
7/1/2004             1 Pound Sterling                 1                     1                  -
7/1/2004             449 Japanese Yen                 4                     4                  -
                                                  -----                 -----              -----
                                                  $  57                 $  57              $   -
                                                  =====                 =====              =====

6) LENDING OF PORTFOLIO SECURITIES

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Funds retain a portion of income from the investment of cash received as collateral. Risks to the Funds in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of June 30, 2004, the USAA Life Growth and Income Fund loaned securities having a fair market value of approximately $438,000 and received cash collateral of $448,000 for the loans. Of this amount, $441,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $7,000 remained in cash.

                                      ----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
               (Continued)                             JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

7) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - USAA IMCO carries out the Funds' investment policies, directly manages the non-equity portions of the Funds' assets, and provides portfolio management oversight of the Funds' assets managed by sub-advisers. USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed at an annualized rate of 0.50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, 0.35% of the monthly average net assets of the USAA Life World Growth Fund, and 0.20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. For the six-month period ended June 30, 2004, the Funds incurred the following advisory fees, paid or payable to USAA IMCO, excluding expense reimbursements:

USAA Life Aggressive Growth Fund                 $49,000
USAA Life Diversified Assets Fund                 48,000
USAA Life Growth and Income Fund                  60,000
USAA Life Income Fund                             25,000
USAA Life World Growth Fund                       46,000

B. SUBADVISORY ARRANGEMENTS - USAA IMCO has entered into subadvisory agreements with the subadvisers listed below, under which the subadvisers direct the investment and reinvestment of the portions of the Funds' assets invested in equity securities (as allocated from time to time by USAA IMCO). USAA IMCO (not the Funds) pays each subadviser a subadvisory fee.

Marsico Capital Management, LLC:
    USAA Life Aggressive Growth Fund
MFS Investment Management:
    USAA Life World Growth Fund
Wellington Management Company, LLP:
    USAA Life Diversified Assets Fund
    USAA Life Growth and Income Fund

C. ADMINISTRATIVE FEES - As outlined in the Administrative Services Agreement between USAA Life and the Trust, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting and financial reporting duties under the Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services. For the six-month period ended June 30, 2004, the Funds paid USAA Life the following administrative fees, excluding expense reimbursements:

USAA Life Aggressive Growth Fund                 $26,000
USAA Life Diversified Assets Fund                 26,000
USAA Life Growth and Income Fund                  26,000
USAA Life Income Fund                             26,000
USAA Life World Growth Fund                       26,000

D. EXPENSES REIMBURSED - USAA Life, out of its general account, has voluntarily agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed 0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, excluding the effect of any expenses paid indirectly. This agreement may be modified or terminated at any time. During the six-month period ended June 30, 2004, the Funds incurred the following reimbursable expenses exceeding the above limitations:

USAA Life Aggressive Growth Fund                 $39,000
USAA Life Diversified Assets Fund                      -
USAA Life Growth and Income Fund                       -
USAA Life Income Fund                             21,000
USAA Life World Growth Fund                       46,000

E. UNDERWRITING AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. USAA IMCO receives no commissions or fees for this service.

F. SHARE OWNERSHIP - At June 30, 2004, USAA Life owned 728,000 shares (33%) of the USAA Life World Growth Fund. All other shares are owned by the Separate Accounts.

One trustee and certain officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

G. SECURITY TRANSACTIONS WITH AFFILIATED FUNDS - During the six-month period ended June 30, 2004, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the following funds in the Trust and affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                              NET REALIZED
                                   COST TO     GAIN (LOSS)
  SELLER         PURCHASER        PURCHASER     TO SELLER
                   USAA
 USAA Life       Balanced
  Income         Strategy
   Fund            Fund           $501,000        $1,000

 USAA Life         USAA
Diversified     Cornerstone
  Assets         Strategy
   Fund            Fund            499,000        (1,000)

                                      ----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
               (Continued)                             JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS

    PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                USAA LIFE AGGRESSIVE GROWTH FUND
                                            =======================================================================
                                             Six-month
                                            period ended
                                              June 30,                        Year ended December 31,
                                            ------------------------------------------------------------------------
                                              2004           2003         2002         2001        2000        1999
                                            -------        -------      -------      -------     -------     -------
Net asset value at beginning of period      $ 14.39        $ 10.96      $ 15.82      $ 20.67     $ 25.03     $ 13.87
                                            -------        -------      -------      -------     -------     -------
Income (loss) from investment operations:
    Net investment income (loss)                .00(f)        (.01)(a)     (.04)(a)     (.06)(a)    (.05)(a)    (.07)(a)
    Net realized and unrealized
      gain (loss)                               .30           3.44(a)     (4.82)(a)    (4.78)(a)   (3.81)(a)   13.06(a)
                                            -------        -------      -------      -------     -------     -------
Total from investment operations                .30           3.43(a)     (4.86)(a)    (4.84)(a)   (3.86)(a)   12.99(a)
                                            -------        -------      -------      -------     -------     -------
Less distributions:
    From realized capital gains                   -              -            -         (.01)       (.50)      (1.83)
                                            -------        -------      -------      -------     -------     -------
Net asset value at end of period            $ 14.69        $ 14.39      $ 10.96      $ 15.82     $ 20.67     $ 25.03
                                            =======        =======      =======      =======     =======     =======
Total return (%)*                              2.08          31.30       (30.72)      (23.44)     (15.43)      94.34
Net assets at end of period (000)           $19,544        $20,211      $15,841      $25,804     $69,242     $58,751
Ratio of expenses to average
   net assets (%)**                             .95(b,c,d)     .88(c,d)     .70(c,d)     .70(c)      .70(c)      .70(c)
Ratio of expenses to average net assets
    excluding reimbursements (%)**             1.35(b,d)      1.34(d)      1.18(d)      1.03         .76         .94
Ratio of net investment income (loss)
    to average net assets (%)**                 .06(b)        (.10)        (.34)        (.33)       (.20)       (.43)
Portfolio turnover (%)                        54.50          87.49       265.66       116.09       23.51       56.63

                                                                  USAA LIFE DIVERSIFIED ASSETS FUND
                                            ========================================================================
                                             Six-month
                                            period ended
                                              June 30,                      Year ended December 31,
                                            -------------------------------------------------------------------------
                                              2004           2003         2002         2001         2000       1999
                                            -------       --------      -------      -------      -------    -------
Net asset value at beginning of period      $ 12.42       $  10.63      $ 12.96      $ 12.90      $ 12.41    $ 15.07
                                            -------       --------      -------      -------      -------    -------
Income (loss) from investment operations:
    Net investment income                       .10            .27          .32          .42(a,e)     .49        .52
    Net realized and unrealized
      gain (loss)                               .23           1.90        (1.69)        1.28(a,e)     .01        .64
                                            -------        -------      -------      -------      -------    -------
Total from investment operations                .33           2.17        (1.37)        1.70(a,e)     .50       1.16
                                            -------        -------      -------      -------      -------    -------
Less distributions:
    From net investment income                 (.25)          (.38)        (.33)        (.48)        (.01)      (.52)
    From realized capital gains                   -              -         (.63)       (1.16)           -      (3.30)
                                            -------        -------      -------      -------      -------    -------
Total distributions                            (.25)          (.38)        (.96)       (1.64)        (.01)     (3.82)
                                            -------        -------      -------      -------      -------    -------
Net asset value at end of period            $ 12.50        $ 12.42      $ 10.63      $ 12.96      $ 12.90    $ 12.41
                                            =======        =======      =======      =======      =======    =======
Total return (%)*                              2.67          20.92       (11.37)       13.36         4.02       7.58
Net assets at end of period (000)           $50,422        $47,457      $38,976      $42,863      $33,610    $39,973
Ratio of expenses to average
    net assets (%)**                            .66(b,c,d)     .63(c,d)     .35(c,d)     .35(c)       .35(c)     .35(c)
Ratio of expenses to average net assets
    excluding reimbursements (%)**              n/a            .77(d)       .58(d)       .59          .60        .50
Ratio of net investment income
    to average net assets (%)**                1.85(b)        2.32         3.14         3.26(e)      3.70       3.37
Portfolio turnover (%)                        28.87          55.52       111.63        41.62        61.98      38.75

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2004, average net assets for the USAA Life Aggressive Growth Fund and the USAA
    Life Diversified Assets Fund were $19,749,000 and $48,675,000, respectively.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2003, USAA Life voluntarily agreed to limit the expense ratios of the USAA Life Aggressive Growth Fund and the USAA Life Diversified Assets Fund to 0.95% and 0.75%, respectively, of the Funds' average net assets, excluding any expenses paid indirectly. Prior to this date, the expense limits for the USAA Life Aggressive Growth Fund and the
    USAA Life Diversified Assets Fund were 0.70% and 0.35%, respectively.
(d) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Funds' expense ratios as follows:
    USAA Life Aggressive Growth Fund           (.08%)         (.03%)       (.01%)        n/a          n/a        n/a
    USAA Life Diversified Assets Fund          (.02%)         (.02%)          -          n/a          n/a        n/a
(e) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no impact on these amounts.
(f) Represents less than $.01 per share.

                                      ----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                     (Continued)                      JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  USAA LIFE GROWTH AND INCOME FUND
                                            ========================================================================
                                             Six-month
                                            period ended
                                              June 30,                      Year ended December 31,
                                            ------------------------------------------------------------------------
                                              2004           2003         2002         2001       2000        1999
                                            --------       --------      -------      -------    -------     -------
Net asset value at beginning of period      $  15.81       $  12.88      $ 17.09      $ 19.39    $ 18.75     $ 18.15
                                            --------        -------      -------      -------    -------     -------
Income (loss) from investment operations:
    Net investment income                        .05            .13          .19          .24        .18         .27
    Net realized and unrealized
      gain (loss)                                .59           3.58        (3.74)       (1.27)       .51        2.39
                                            --------        -------      -------      -------    -------     -------
Total from investment operations                 .64           3.71        (3.55)       (1.03)       .69        2.66
                                            --------        -------      -------      -------    -------     -------
Less distributions:
    From net investment income                  (.12)          (.20)        (.24)        (.27)      (.01)       (.27)
    From realized capital gains                 (.02)          (.58)        (.42)       (1.00)      (.04)      (1.79)
                                            --------        -------      -------      -------    -------     -------
Total distributions                             (.14)          (.78)        (.66)       (1.27)      (.05)      (2.06)
                                            --------        -------      -------      -------    -------     -------
Net asset value at end of period            $  16.31        $ 15.81      $ 12.88      $ 17.09    $ 19.39     $ 18.75
                                            ========        =======      =======      =======    =======     =======
Total return (%)*                               4.06          30.04       (21.50)       (5.89)      3.70       14.67
Net assets at end of period (000)           $ 62,084        $59,885      $48,375      $70,512    $77,746     $84,112
Ratio of expenses to average
    net assets (%)**                             .56(b,c,d)     .52(c,d)     .35(c,d)     .35(c)     .35(c)      .35(c)
Ratio of expenses to average net assets
    excluding reimbursements (%)**               n/a            .62(d)       .46(d)       .42        .40         .37
Ratio of net investment income
    to average net assets (%)**                  .62(b)         .89         1.16         1.31       1.36        1.31
Portfolio turnover (%)                         40.02          70.39        88.68        25.63      20.19       19.50

                                                                        USAA LIFE INCOME FUND
                                            ===========================================================================
                                             Six-month
                                            period ended
                                              June 30,                        Year ended December 31,
                                            ---------------------------------------------------------------------------
                                              2004            2003         2002         2001          2000        1999
                                            --------        -------      -------      -------       -------     -------
Net asset value at beginning of period      $  10.84        $ 10.78      $ 10.61      $ 10.43       $  9.14     $ 10.89
                                            --------        -------      -------      -------       -------     -------
Income (loss) from investment operations:
    Net investment income                        .32            .47          .61          .68(a,e)      .70         .96
    Net realized and unrealized
      gain (loss)                               (.35)           .06          .18          .04(a,e)      .59       (1.52)
                                            --------        -------      -------      -------       -------     -------
Total from investment operations                (.03)           .53          .79          .72(a,e)     1.29        (.56)
                                            --------        -------      -------      -------       -------     -------
Less distributions:
    From net investment income                  (.61)          (.47)        (.62)        (.54)            -        (.96)
    From realized capital gains                    -              -            -            -             -        (.23)
                                            --------        -------      -------      -------       -------     -------
Total distributions                             (.61)          (.47)        (.62)        (.54)            -       (1.19)
                                            --------        -------      -------      -------       -------     -------
Net asset value at end of period             $ 10.20        $ 10.84      $ 10.78      $ 10.61       $ 10.43     $  9.14
                                            ========        =======      =======      =======       =======     =======
Total return (%)*                               (.29)          4.92         7.95         7.21         14.00       (5.17)
Net assets at end of period (000)            $23,762        $27,558      $26,252      $23,236       $13,500     $16,221
Ratio of expenses to average
    net assets (%)**                             .65(b,c,d)     .55(c,d)     .35(c,d)     .35(c)        .35(c)      .35(c)
Ratio of expenses to average net assets
    excluding reimbursements (%)**               .81(b,d)       .74(d)       .71(d)       .85          1.15         .68
Ratio of net investment income
    to average net assets (%)**                 4.63(b)        4.51         5.67         6.32(e)       6.98        6.56
Portfolio turnover (%)                          9.42          52.60        54.63        55.79         68.10       41.36

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2004, average net assets for the USAA Life Growth and Income Fund and the USAA
    Life Income Fund were $61,091,000 and $25,116,000, respectively.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2003, USAA Life voluntarily agreed to limit the expense ratios of the USAA Life Growth and Income Fund and the USAA Life Income Fund to 0.60% and 0.65%, respectively, of the Funds' average net assets, excluding any expenses paid indirectly. Prior to this date, the expense limit for the USAA Life Growth and Income Fund and the USAA Life Income
    Fund was 0.35%.
(d) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Funds' expense ratios as follows:
    USAA Life Growth and Income Fund            (.03%)         (.03%)          -          n/a           n/a         n/a
    USAA Life Income Fund                          -              -         (.01%)        n/a           n/a         n/a
(e) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

                                      ----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
               (Continued)                             JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     USAA LIFE WORLD GROWTH FUND
                                            ========================================================================
                                             Six-month
                                            period ended
                                              June 30,                    Year ended December 31,
                                            -------------------------------------------------------------------------
                                               2004           2003         2002         2001        2000        1999
                                            --------        -------      -------      -------     -------     -------
Net asset value at beginning of period      $  11.70        $  9.19      $ 10.98      $ 13.41     $ 15.97     $ 14.37
                                            --------        -------      -------      -------     -------     -------
Income (loss) from investment operations:
    Net investment income                        .08            .10          .11          .13         .12         .13
    Net realized and unrealized
      gain (loss)                                .66           2.51        (1.80)       (2.43)      (1.75)       4.30
                                            --------        -------      -------      -------     -------     -------
Total from investment operations                 .74           2.61        (1.69)       (2.30)      (1.63)       4.43
                                            --------        -------      -------      -------     -------     -------
Less distributions:
    From net investment income                  (.01)          (.10)        (.10)        (.13)       (.12)       (.13)
    From realized capital gains                    -              -            -            -        (.81)      (2.70)
                                            --------        -------      -------      -------     -------     -------
Total distributions                             (.01)          (.10)        (.10)        (.13)       (.93)      (2.83)
                                            --------        -------      -------      -------     -------     -------
Net asset value at end of period             $ 12.43        $ 11.70      $  9.19      $ 10.98     $ 13.41     $ 15.97
                                            ========        =======      =======      =======     =======     =======
Total return (%)*                               6.29          28.45       (15.35)      (17.15)     (10.34)      30.93
Net assets at end of period (000)            $27,238        $24,748      $19,959      $25,234     $33,262     $33,918
Ratio of expenses to average
    net assets (%)**                             .95(a,b,c)     .86(b,c)     .65(b,c)     .65(b)      .65(b)      .65(b)
Ratio of expenses to average net assets
    excluding reimbursements (%)**              1.30(a,c)      1.87(c)      1.52(c)      1.11         .83         .75
Ratio of net investment income
    to average net assets (%)**                 1.29(a)         .96         1.12          .99         .82         .91
Portfolio turnover (%)                         25.92          58.38       121.54        49.27       38.37       29.62

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2004, average net assets were $26,194,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.95% of the Fund's average net assets, excluding any expenses paid indirectly. Prior to this date, the expense limit was 0.65%.
(c) Reflects total expenses excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                               (0.01%)        (0.01%)      (0.01%)        n/a         n/a         n/a

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
Copies of USAA IMCO's proxy voting policies and procedures are available without charge (i) by calling 800-531-4265; (ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov.

Beginning in August 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004, will be available (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                      ----

--------------------------------------------------------------------------------
                           USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                 IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                  MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME

                                 1-800-531-4265
                            (456-9061 in San Antonio)

                           ___________________________

                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL
                      OR SEMIANNUAL REPORT ELECTRONICALLY,
                  VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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                                                                   P A I D
                                                                     USAA
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          [LOGO OF USAA]            WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA          ---------------------------------------------------
                             INSURANCE o BANKING o INVESTMENTS o MEMBER SERVICES

39118-0804                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA LIFE INVESTMENT TRUST

By:*     EILEEN M. SMILEY
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         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    8-25-04
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     KRISTI A. MATUS
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         Signature and Title:  Kristi A. Matus/President

Date:    8-31-04
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By:*     DAVID HOLMES
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         Signature and Title:  David Holmes/Treasurer

Date:    8-31-04
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*Print the name and title of each signing officer under his or her signature.